Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	ExOne Co
Entity Central Index Key	0001561627
Entity Filer Category	Non-accelerated Filer

Condensed Statement of Consolidated Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenue	$ 9,230		$ 4,676		$ 17,164		$ 7,398		$ 28,657	$ 15,290	$ 13,440
Cost of sales	5,049		3,153		10,145		5,059		16,514	11,647	10,374
Gross profit	4,181		1,523		7,019		2,339		12,143	3,643	3,066
Operating expenses
Research and development	1,276		348		2,132		832		1,930	1,531	1,153
Selling, general and administrative	3,908		4,262		7,476		5,948		18,285	7,286	5,978
Total operating expenses	5,184		4,610		9,608		6,780		20,215	8,817	7,131
Loss from operations	(1,003)		(3,087)		(2,589)		(4,441)		(8,072)	(5,174)	(4,065)
Other (income) expense
Interest expense	50		110		280		308		842	1,570	1,114
Other (income) expense - net	(5)		18		(64)		(27)		(221)	(158)	(197)
Total other (income) expense	45		128		216		281		621	1,412	917
Loss before income taxes	(1,048)		(3,215)		(2,805)		(4,722)		(8,693)	(6,586)	(4,982)
Provision for income taxes	72	[1]	246	[1]	91	[1]	234	[1]	995	1,031	198
Net loss	(1,120)		(3,461)		(2,896)		(4,956)		(9,688)	(7,617)	(5,180)
Less: Net income attributable to noncontrolling interests			148		138		182		480	420	328
Net loss attributable to ExOne	(1,120)		(3,609)		(3,034)		(5,138)		(10,168)	(8,037)	(5,508)
Net loss attributable to ExOne per common share/unit:
Basic	$ (0.08)			[1]	$ (0.27)			[1]	$ (1.16)	$ (0.8)	$ (0.55)
Diluted	$ (0.08)			[1]	$ (0.27)			[1]	$ (1.16)	$ (0.8)	$ (0.55)
Comprehensive loss:
Net loss attributable to ExOne	(1,120)		(3,609)		(3,034)		(5,138)		(10,168)	(8,037)	(5,508)
Other comprehensive income (loss):
Foreign currency translation adjustments	(616)		(257)		(757)		(317)		46	(107)	(144)
Comprehensive loss	(1,736)		(3,866)		(3,791)		(5,455)		(10,122)	(8,144)	(5,652)
Less: Comprehensive loss attributable to noncontrolling interests
Comprehensive loss attributable to ExOne	$ (1,736)		$ (3,866)		$ (3,791)		$ (5,455)		$ (10,122)	$ (8,144)	$ (5,652)

[1]	Information not comparable for the quarter and six months ended June 30, 2012 as a result of the Reorganization of the Company as a corporation on January 1, 2013 (Note 1).

Condensed Consolidated Balance Sheets(USD ($)) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 64,550	$ 2,802	$ 3,496
Accounts receivable - net	5,672	8,413	1,335
Inventories - net	8,765	7,485	4,431
Prepaid expenses and other current assets	2,346	1,543	854
Total current assets	81,333	20,243	10,116
Property and equipment - net	14,309	12,467	7,919
Deferred income taxes		178	374
Other noncurrent assets	476	187	206
Total assets	96,118	33,075	18,615
Current liabilities:
Line of credit		528
Demand note payable to member		8,666
Current portion of long-term debt	124	2,028	1,294
Current portion of capital and financing leases	507	920
Accounts payable	1,387	2,451	864
Accrued expenses and other current liabilities	4,660	4,436	3,625
Preferred unit dividends payable		1,437
Deferred income taxes		178	374
Deferred revenue and customer prepayments	1,980	4,281	4,938
Total current liabilities	8,658	24,925	11,095
Long-term debt - net of current portion	2,146	5,669	4,135
Capital and financing leases - net of current portion	722	1,949
Redeemable preferred units			18,984
Other noncurrent liabilities	398	491	0
Total liabilities	11,924	33,034	34,214
Commitments and contingencies
ExOne stockholders' / members' deficit:
Common stock	133
Additional paid-in capital	88,026
Accumulated deficit	(3,034)
Preferred units		18,984
Common units		10,000	10,000
Members' deficit		(31,355)	(27,485)
Accumulated other comprehensive loss	(931)	(174)	(220)
Total ExOne stockholders' / members' equity (deficit)	84,194	(2,545)	(17,705)
Noncontrolling interests		2,586	2,106
Total stockholders' / members' equity (deficit)	84,194	41	(15,599)
Total liabilities and stockholders' / members' equity (deficit)	$ 96,118	$ 33,075	$ 18,615

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Allowance for accounts receivable	$ 75	$ 83	$ 43
Consolidated variable interest entities, Property and equipment		5,567	5,798
Consolidated variable interest entities, Long-term debt		1,913	1,294
Consolidated variable interest entities, Long-term debt current		$ 3,150	$ 4,135
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	13,281,608	13,281,608
Common stock, shares outstanding	13,281,608	13,281,608
Preferred units, par value	$ 1	$ 1	$ 1
Preferred units, issued	18,983,602	18,983,602	18,983,602
Preferred units, outstanding	18,983,602	18,983,602	18,983,602
Common units, par value	$ 1	$ 1	$ 1
Common units, issued	10,000,000	10,000,000	10,000,000
Common units, outstanding	10,000,000	10,000,000	10,000,000

Condensed Statement of Consolidated Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net loss	$ (2,896)	$ (4,956)	$ (9,688)	$ (7,617)	$ (5,180)
Adjustments to reconcile net loss to cash used for operations:
Depreciation	1,096	805	1,683	1,170	1,072
Equity-based compensation	311	1,785	7,735
Changes in assets and liabilities, excluding effects of foreign currency translation adjustments:
(Increase) decrease in accounts receivable	2,589	(2,082)	(7,077)	1,240	(1,662)
(Increase) decrease in inventories	(2,542)	(3,989)	(4,825)	(1,368)	614
(Increase) decrease in prepaid expenses and other assets	(1,804)	(673)	(330)	(438)	293
Increase (decrease) in accounts payable	(1,461)	841	1,575	(213)	(386)
Increase (decrease) in accrued expenses and other liabilities	217	(226)	1,528	951	(125)
Increase (decrease) in deferred revenue and customer prepayments	(2,643)	997	(404)	3,839	(538)
Cash used for operating activities	(7,133)	(7,498)	(9,803)	(2,436)	(5,912)
Investing activities
Capital expenditures	(1,548)	(1,518)	(1,724)	(1,080)	(1,795)
Deconsolidation of noncontrolling interests in variable interest entities	(2,327)
Cash used for investing activities	(3,875)	(1,518)	(1,724)	(1,080)	(1,795)
Financing activities
Net proceeds from issuance of common stock	91,083
Net change in line of credit borrowings	(528)	913	528
Net change in demand note payable to member	(9,885)	5,479	8,629	3,939	12,290
Proceeds from long-term debt			1,194	2,398
Proceeds from financing leases		985	3,513
Payments on long-term debt	(5,427)	(996)	(1,626)	(808)	(4,479)
Payments on capital and financing leases	(1,905)	(239)	(437)
Deferred offering costs			(720)
Payment of preferred stock dividends	(456)
Deferred financing costs			(78)
Contribution from noncontrolling interests				402
Cash provided by financing activities	72,882	6,142	11,003	5,931	7,811
Effect of exchange rate changes on cash and cash equivalents	(126)	(28)	(170)	60	273
Net change in cash and cash equivalents	61,748	(2,902)	(694)	2,475	377
Cash and cash equivalents at beginning of period	2,802	3,496	3,496	1,021	644
Cash and cash equivalents at end of period	64,550	594	2,802	3,496	1,021
Supplemental disclosure of cash flow information
Cash paid for interest			407	174	244
Cash paid for income taxes			1,354
Supplemental disclosure of noncash investing and financing activities
Property and equipment acquired through financing arrangements	282	3,170	2,700
Transfer of inventories to property and equipment for internal use	1,523	893	2,001
Transfer of property and equipment to inventories for sale	261	336	(202)
Reorganization of The Ex One Company, LLC with and into The ExOne Company	2,371
Conversion of preferred stock dividends payable and accrued interest to principal amounts due under the demand note payable to member	1,219	176
Deconsolidation of noncontrolling interests in variable interest entities	397
Reclassification of redeemable preferred units to preferred units		18,984	18,984
Conversion of demand note payable to member to redeemable preferred units				18,984
Preferred unit dividends declared but unpaid		$ 632	$ 1,437

Condensed Statement of Changes in Consolidated Stockholders' / Members' Equity (Deficit) (USD $) In Thousands	Total	Prior to Reorganization [Member]	Preferred Units [Member]	Preferred Units [Member] Prior to Reorganization [Member]	Common Units [Member]	Common Units [Member] Prior to Reorganization [Member]	Members' Deficit [Member]	Members' Deficit [Member] Prior to Reorganization [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Prior to Reorganization [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Prior to Reorganization [Member]
Beginning Balance at Dec. 31, 2009	$ (2,953)				$ 10,000		$ (13,940)						$ 31		$ 956
Net (loss) income	(5,180)						(5,508)								328
Other comprehensive (loss) income	(144)												(144)
Ending Balance at Dec. 31, 2010	(8,277)				10,000		(19,448)						(113)		1,284
Net (loss) income	(7,617)						(8,037)								420
Other comprehensive (loss) income	(107)												(107)
Contribution from noncontrolling interests	402														402
Ending Balance at Dec. 31, 2011	(15,599)				10,000		(27,485)						(220)		2,106
Preferred unit reclassification	18,984		18,984
Preferred unit dividends	(632)						(632)
Equity-based compensation	1,785						1,785
Net (loss) income	(4,956)						(5,138)								182
Other comprehensive (loss) income	(317)												(317)
Ending Balance at Jun. 30, 2012	(735)		18,984		10,000		(31,470)						(537)		2,288
Beginning Balance at Dec. 31, 2011	(15,599)				10,000		(27,485)						(220)		2,106
Preferred unit reclassification	18,984		18,984
Preferred unit dividends	(1,437)						(1,437)
Equity-based compensation	7,735						7,735
Net (loss) income	(9,688)						(10,168)								480
Other comprehensive (loss) income	46												46
Ending Balance at Dec. 31, 2012	41	41	18,984	18,984	10,000	10,000	(31,355)	(31,355)	190	58	(2,619)		(174)	(174)	2,586	2,586
Reorganization of The Ex One Company, LLC with and into The ExOne Company	2,371		(18,984)		(10,000)		31,355		190	58	(2,619)
Preferred unit dividends	(152)										(152)
Conversion of preferred stock to common stock									(190)	20	170
Issuance of common stock in The ExOne Company, net of issuance costs	90,371									55	90,316
Equity-based compensation	311										311
Net (loss) income	(2,896)											(3,034)			138
Other comprehensive (loss) income	(757)												(757)
Deconsolidation of noncontrolling interests in variable interest entities	(2,724)														(2,724)
Ending Balance at Jun. 30, 2013	$ 84,194									$ 133	$ 88,026	$ (3,034)	$ (931)

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 1. Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The ExOne Company and Subsidiaries (ExOne), formerly The Ex One Company, LLC, is a corporation organized under the laws of the state of Delaware. Refer to Note 19 for description of the reorganization of The Ex One Company, LLC to The ExOne Company effective January 1, 2013. The consolidated financial statements include the accounts of ExOne, its wholly-owned subsidiaries, ExOne Americas LLC (United States), ExOne GmbH (Germany) and Ex One KK (Japan), and two variable interest entities in which ExOne is the primary beneficiary, Lone Star Metal Fabrication, LLC (Lone Star) and Troy Metal Fabricating, LLC (TMF). Collectively, the consolidated group is referred to as “the Company.”

At December 31, 2012 and 2011, ExOne leased property and equipment from Lone Star and TMF. ExOne does not have an ownership interest in Lone Star or TMF. ExOne is the primary beneficiary of Lone Star and TMF in accordance with the guidance issued by the Financial Accounting Standards Board (FASB) on the consolidation of variable interest entities (VIEs), as ExOne guarantees certain long-term debt of both Lone Star and TMF and governs these entities through common ownership. This guidance requires certain VIEs to be consolidated when an enterprise has the power to direct the activities of the VIE that most significantly impact VIE economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The consolidated financial statements therefore include the accounts of Lone Star and TMF. The assets of Lone Star and TMF can only be used to settle obligations of Lone Star and TMF, and the creditors of Lone Star and TMF do not have recourse to the general credit of ExOne.

The consolidated financial statements of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). All material intercompany transactions and balances have been eliminated in consolidation. Certain amounts in previously issued consolidated financial statements have been reclassified to conform to the 2012 presentation.

Going Concern

The Company has incurred net losses of approximately $9,688, $7,617 and $5,180 for 2012, 2011 and 2010, respectively. Prior to reorganization (Note 19) the Company operated as a limited liability company and was substantially supported by the continued financial support provided by its majority member. These conditions raise substantial doubt as to the Company’s ability to continue as a going concern. On February 12, 2013, in connection with the completion of its initial public offering (IPO) (Note 19) the Company received unrestricted net proceeds from the sale of its common stock of approximately $91,996. Management believes that the unrestricted net proceeds obtained through this transaction will be sufficient to support the Company’s operations through at least January 1, 2014 (the measurement period for such determination), and no longer believes substantial doubt as to the Company’s ability to continue as a going concern to exist.

Use of Estimates

The preparation of these consolidated financial statements requires the Company to make certain judgments, estimates and assumptions regarding uncertainties that affect the reported amounts of assets, liabilities, revenue and expenses and related disclosure of contingent assets and liabilities. Areas that require significant judgments, estimates and assumptions include accounting for inventories (including the allowance for slow moving and obsolete inventory); product warranty reserves; equity-based compensation (including the fair value of the Company’s common units used to measure equity-based compensation); income taxes (including the valuation allowance on certain deferred tax assets) and future cash flow estimates associated with long-lived assets for purposes of impairment testing. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which forms the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Foreign Currency

The local currency is the functional currency for significant operations outside of the United States. The determination of the functional currency of an operation is made based upon the appropriate economic and management indicators.

Foreign currency assets and liabilities are translated into their U.S. dollar equivalents based upon year end exchange rates, and are included in members’ equity (deficit) as a component of comprehensive loss. Revenues and expenses are translated at average exchange rates. Transaction gains and losses that arise from exchange rate fluctuations are charged to operations as incurred, except for gains and losses associated with intercompany receivables and payables for which settlement is not planned or anticipated in the foreseeable future, which are included in other comprehensive income (loss) in the consolidated statement of operations and comprehensive loss.

The Company transacts business globally and is subject to risks associated with fluctuating foreign exchange rates. Approximately 72.8%, 70.0% and 70.7% of the consolidated revenue of the Company was derived from transactions outside the United States for 2012, 2011 and 2010, respectively. This revenue is generated primarily from wholly-owned subsidiaries operating in their respective countries and surrounding geographic areas. This revenue is primarily denominated in each subsidiary’s local functional currency, including the Euro and Japanese Yen.

Revenue Recognition

Revenue from the sale of 3D printing machines and related 3D printed parts and materials is recognized upon transfer of title, generally upon shipment. Revenue from the performance of contract services or production services is generally recognized when either the services are performed or the finished product is shipped. Revenue for all deliverables in a sales arrangement is recognized provided that persuasive evidence of a sales arrangement exists, both title and risk of loss have passed to the customer and collection is reasonably assured. Persuasive evidence of a sales arrangement exists upon execution of a written sales agreement or signed purchase order that constitutes a fixed and legally binding commitment between the Company and its customer. In instances where revenue recognition criteria are not met, amounts are recorded as deferred revenue and customer prepayments in the consolidated balance sheets.

The Company enters into sales arrangements that may provide for multiple deliverables to a customer. Sales of machines may include consumables, maintenance services, and training and installation. The Company identifies all goods and services that are to be delivered separately under a sales arrangement and allocates revenue to each deliverable based on relative fair values. Fair values are generally established based on the prices charged when sold separately by the Company. In general, revenues are separated between machines, consumables, maintenance services and installation and training services. The allocated revenue for each deliverable is then recognized ratably based on relative fair values of the components of the sale. The Company also evaluates the impact of undelivered items on the functionality of delivered items for each sales transaction and, where appropriate, defers revenue on delivered items when that functionality has been affected. Functionality is determined to be met if the delivered products or services represent a separate earnings process. Revenue from maintenance services as well as installation is recognized at the time of performance.

The Company provides customers with a standard warranty on all machines generally over a period of twelve months from the date of installation at the customer’s site. The warranty is not treated as a separate service because the warranty is an integral part of the sale of the machine. After the initial one year warranty period, the Company offers its customers optional maintenance contracts. Deferred maintenance service revenue is recognized when the maintenance services are performed since the Company has historical evidence that indicates that the costs of performing the services under the contract are not incurred on a straight-line basis.

The Company sells equipment with embedded software to its customers. The embedded software is not sold separately and it is not a significant focus of the Company’s marketing effort. The Company does not provide post-contract customer support specific to the software or incur significant costs that are within the scope of FASB guidance on accounting for software to be leased or sold. Additionally, the functionality that the software provides is marketed as part of the overall product. The software embedded in the equipment is incidental to the equipment as a whole such that the FASB guidance referenced above is not applicable. Sales of these products are recognized in accordance with FASB guidance on accounting for multiple-element arrangements.

Shipping and handling costs billed to customers for machine sales and sales of consumables are included in revenue in the consolidated statement of operations and other comprehensive loss. Costs incurred by the Company associated with shipping and handling are included in cost of sales in the consolidated statement of operations and comprehensive loss.

The Company’s terms of sale generally require payment within 30 to 60 days after shipment of a product, although the Company also recognizes that longer payment periods are customary in some countries where it transacts business. To reduce credit risk in connection with machine sales, the Company may, depending upon the circumstances, require certain amounts be prepaid prior to shipment. In some circumstances, the Company may require payment in full for its products prior to shipment and may require international customers to furnish letters of credit. These prepayments are reported as deferred revenue and customer prepayments in the consolidated balance sheets. Production and contract services are billed on a time-and-materials basis. Services under maintenance contracts are billed to customers upon performance of services in accordance with the contract.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturities when purchased of three months or less to be cash equivalents. The Company’s policy is to invest cash in excess of short-term operating and debt-service requirements in such cash equivalents. These instruments are stated at cost, which approximates fair value because of the short maturity of the instruments. The Company maintains cash balances with financial institutions located in the United States, Germany, and Japan. The Company places its cash with high quality financial institutions and believes its risk of loss is limited; however, at times, account balances may exceed international and federally insured limits. The Company has not experienced any losses associated with these cash balances.

Accounts Receivable

Accounts receivable are reported at their net realizable value. The Company’s estimate of the allowance for doubtful accounts related to trade receivables is based on the Company’s evaluation of customer accounts with past-due outstanding balances or specific accounts for which it has information that the customer may be unable to meet its financial obligations. Based upon review of these accounts, and management’s analysis and judgment, the Company records a specific allowance for that customer’s accounts receivable balance to reduce the outstanding receivable balance to the amount expected to be collected. The allowance is re-evaluated and adjusted periodically as additional information is received that impacts the allowance amount reserved. At December 31, 2012 and 2011, the allowance for doubtful accounts was approximately $83 and $43, respectively.

Inventories

The Company values all of its inventories at the lower of cost, as determined on the first-in, first-out (FIFO) method or market value. Overhead is allocated to work in progress and finished goods based upon normal capacity of the Company’s production facilities. Fixed overhead associated with production facilities that are being operated below normal capacity are recognized as a period expense rather than being capitalized as a product cost. An allowance for slow-moving and obsolete inventories is provided based on historical experience and current product demand. These provisions reduce the cost basis of the respective inventory and are recorded as a charge to cost of sales. At December 31, 2012 and 2011, the allowance for slow-moving and obsolete inventories was approximately $891 and $1,401, respectively.

Property and Equipment

Property and equipment are recorded at cost and depreciated on a straight-line basis over the estimated useful lives of the related assets, generally three to twenty-five years. Leasehold improvements are amortized on a straight-line basis over the shorter of (i) their estimated useful lives or (ii) the estimated or contractual lives of the related leases. Gains or losses from the sale of assets are recognized upon disposal or retirement of the related assets and are generally recorded in other (income) expense — net on the statement of consolidated operations and comprehensive loss. Repairs and maintenance are charged to expense as incurred.

The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets (asset group) may not be recoverable. Recoverability of assets is determined by comparing the estimated undiscounted net cash flows of the operations related to the assets (asset group) to their carrying amount. An impairment loss would be recognized when the carrying amount of the assets (asset group) exceeds the estimated undiscounted net cash flows. The amount of the impairment loss to be recorded is calculated as the excess of carrying value of assets (asset group) over their fair value, with fair value determined using the best information available, which generally is a discounted cash flow model. The determination of what constitutes an asset group, the associated undiscounted net cash flows, and the estimated useful lives of assets require significant judgments and estimates by management. No impairment loss was recorded by the Company during 2012, 2011 or 2010.

Product Warranty Reserves

Substantially all of the Company’s 3D printing machines are covered by a warranty, generally over a period of twelve months from the date of installation at the customer’s site. A liability is recorded for future warranty costs in the same period in which the related revenue is recognized. The liability is based upon anticipated parts and labor costs using historical experience. The Company periodically assesses the adequacy of the product warranty reserves based on changes in these factors and records any necessary adjustments if actual experience indicates that adjustments are necessary. Future claims experience could be materially different from prior results because of the introduction of new, more complex products, a change in the Company’s warranty policy in response to industry trends, competition or other external forces, or manufacturing changes that could impact product quality. In the event that the Company determines that its current or future product repair and replacement costs exceed estimates, an adjustment to these reserves would be charged to cost of sales in the statement of consolidated operations and comprehensive loss in the period such a determination is made. At December 31, 2012 and 2011, product warranty reserves were approximately $554 and $117, respectively, and were included in accrued expenses and other current liabilities in the consolidated balance sheets.

Income Taxes

Prior to reorganization (Note 19), the Company was organized as a limited liability company. Under the provisions of the Internal Revenue Code and similar state provisions, the Company was taxed as a partnership and was not liable for income taxes. Instead, earnings and losses were included in the tax returns of its members. Therefore, the consolidated financial statements do not reflect a provision for U.S. federal or state income taxes.

The Company’s subsidiaries in Germany and Japan are taxed as corporations under the taxing regulations of Germany and Japan, respectively. As a result, the consolidated statement of operations and comprehensive loss includes tax expense related to these foreign jurisdictions. Any undistributed earnings are intended to be permanently reinvested in the respective subsidiaries.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based upon the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based upon the largest amount that has a greater than 50% likelihood of being realized upon settlement. Tax benefits that do not meet the more likely than not criteria are recognized when effectively settled, which generally means that the statute of limitations has expired or that appropriate taxing authority has completed its examination even through the statute of limitations remains open. Interest and penalties related to uncertain tax positions are recognized as part of the provision for income taxes and are accrued beginning in the period that such interest and penalties would be applicable under relevant tax law until such time that the related tax benefits are recognized.

The Company recognizes deferred tax assets and liabilities for the differences between the financial statement carrying amounts and the tax basis of assets and liabilities of the Company’s wholly-owned subsidiaries in Germany and Japan using enacted tax rates in effect in the years in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce foreign deferred tax assets to the amount expected to be realized (Note 15).

Derivative Financial Instruments

The Company is exposed to market risk from changes in interest rates and foreign currency exchange rates, which may adversely affect its results of operations and financial condition. The Company seeks to minimize these risks through regular operating and financing activities and, when the Company considers it to be appropriate, through the use of derivative financial instruments.

The Company holds interest rate swaps for the purpose of managing risks related to the variability of future earnings and cash flows caused by changes in interest rates. The Company has elected not to prepare and maintain the documentation required to qualify for hedge accounting treatment and therefore, all gains and losses (realized or unrealized) related to derivative instruments are recognized as interest expense in the statement of consolidated operations and comprehensive loss. Fair value of the interest rate swaps are reported as accrued expenses and other current liabilities in the consolidated balance sheets. The Company does not purchase, hold or sell derivative financial instruments for trading or speculative purposes.

The Company is exposed to credit risk if the counterparties to such transactions are unable to perform their obligations. However, the Company seeks to minimize such risk by entering into transactions with counterparties that are believed to be creditworthy financial institutions.

The Company held no foreign currency contracts in 2012 or 2011. During 2010, the Company entered into a foreign currency contract to hedge its exposure arising from the sale of inventory. The Company recognized a loss of approximately $76 during 2010 in connection with this transaction and the termination of this contract.

Taxes on Revenue Producing Transactions

Taxes assessed by governmental authorities on revenue producing transactions, including sales, excise, value added and use taxes, are recorded on a net basis (excluded from revenue) in the consolidated statement of operations and comprehensive loss.

Research and Development

The Company is continuously involved in research and development of new methods and technologies relating to its products. All research and development costs are charged to expense as incurred.

Advertising

Advertising costs are charged to expense as incurred, and were not significant for 2012, 2011 or 2010.

Defined Contribution Plan

The Company sponsors a defined contribution savings plan under section 401(k) of the Internal Revenue Code. Under the plan, participating employees in the United States may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service’s annual contribution limit. The Company makes matching contributions of 50% of the first 8% of employee contributions, subject to certain Internal Revenue Service limitations. The Company’s matching contributions to the plan were approximately $90, $87 and $57 in 2012, 2011 and 2010, respectively.

Equity-Based Compensation

The Company recognizes compensation expense for equity-based grants using the straight-line attribution method, in which the expense (net of estimated forfeitures) is recognized ratably over the requisite service period based on the grant date fair value. Fair value of equity-based awards is estimated on the date of grant using the Black-Scholes pricing model. The Company recognized approximately $7,735 in equity-based compensation during 2012 (Note 12). There was no equity-based compensation expense recognized during 2011 or 2010.

Recently Adopted Accounting Guidance

On January 1, 2012, ExOne adopted changes issued by the FASB to conform existing guidance regarding fair value measurement and disclosure between GAAP and International Financial Reporting Standards. These changes both clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and amend certain principles or requirements for measuring fair value or for disclosing information about fair value measurements. The clarifying changes relate to the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s equity, and disclosure of quantitative information about unobservable inputs used for Level 3 fair value measurements. The amendments relate to measuring the fair value of financial instruments that are managed within a portfolio; application of premiums and discounts in a fair value measurement; and additional disclosures concerning the valuation processes used and sensitivity of the fair value measurement to changes in unobservable inputs for those items categorized as Level 3, a reporting entity’s use of a nonfinancial asset in a way that differs from the asset’s highest and best use, and the categorization by level in the fair value hierarchy for items required to be measured at fair value for disclosure purposes only. Other than the additional disclosure requirements (see Note 16), the adoption of these changes had no impact on the consolidated financial statements.

On January 1, 2012, ExOne adopted changes issued by the FASB to the presentation of comprehensive income (loss). These changes give an entity the option to present the total of comprehensive income (loss), the components of net income (loss), and the components of other comprehensive income (loss) either in a single continuous statement or in two separate but consecutive statements. The option to present components of other comprehensive income (loss) as part of the statement of changes in members’ equity was eliminated. The items that must be reported in other comprehensive income (loss) or when an item of other comprehensive income (loss) must be reclassified to net income (loss) were not changed. Additionally, no changes were made to the calculation and presentation of earnings per share (unit). The Company elected to present the single continuous statement option. Other than the change in presentation, the adoption of these changes had no impact on the consolidated financial statements.

Computation of Net Loss Attributable to ExOne Per Common Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of Net Loss Attributable to ExOne Per Common Share
Note 3.	Computation of Net Loss Attributable to ExOne Per Common Share

The Company presents basic and diluted loss per common share amounts. Basic loss per share is calculated by dividing net loss available to ExOne common shareholders by the weighted average number of common shares outstanding during the applicable period. Diluted loss per share is calculated by dividing net loss available to ExOne common shareholders by the weighted average number of common shares and common equivalent shares outstanding during the applicable period.

The weighted average shares outstanding for both the quarter and six months ended June 30, 2013, include (i) the exchange of common units in the former limited liability company for common shares in the Company on a 0.58:1.00 basis in connection with the Reorganization of the Company on January 1, 2013, (ii) the issuance of 5,483,333 common shares in connection with the commencement of the initial public offering of the Company on February 6, 2013, and (iii) the conversion of preferred shares to common shares in the Company on a 9.5:1.0 basis in connection with the closing of the initial public offering of the Company on February 12, 2013.

As ExOne incurred a net loss during both the quarter and six months ended June 30, 2013, basic average shares outstanding and diluted average shares outstanding were the same because the effect of potential shares of common stock, including incentive stock options and restricted stock issued (Note 11), was anti-dilutive.

The information used to compute basic and diluted net loss attributable to ExOne per common share was as follows:

	Quarter Ended June 30, 2013	Six Months Ended June 30, 2013

Net loss attributable to ExOne	$(1,120)	$(3,034)
Less: Preferred stock dividends declared	—	(152)

Net loss available to ExOne common shareholders	$(1,120)	$(3,186)

Weighted average shares outstanding (basic and diluted)	13,281,608	11,697,018

Net loss attributable to ExOne per common share:
Basic	$(0.08)	$(0.27)
Diluted	(0.08)	(0.27)

The Company has omitted basic and diluted earnings per share for the quarter and six months ended June 30, 2012, as a result of the Reorganization (Note 1), as the basis for such calculation is no longer comparable to current period presentation.

Note 2. Computation of Net Loss Attributable to ExOne Per Common Unit

The Company presents basic and diluted loss per common unit amounts. Basic loss per unit is calculated by dividing net loss available to ExOne common unitholders by the weighted average number of common units outstanding during the applicable period. Diluted loss per unit is calculated by dividing net loss available to ExOne common unitholders by the weighted average number of common and common equivalent units outstanding during the applicable period.

As the Company has incurred a net loss in 2012, 2011 and 2010, the conversion of the preferred units, as described in Note 11, has an anti-dilutive effect and is therefore excluded from the calculation below.

	2012	2011	2010
Net loss attributable to ExOne	$(10,168)	$(8,037)	$(5,508)
Less: Preferred unit dividends declared	(1,437)	—	—

Net loss available to ExOne common unitholders	$(11,605)	$(8,037)	$(5,508)

Weighted average shares outstanding (basic and diluted)	10,000,000	10,000,000	10,000,000
Net loss attributable to ExOne per common unit:
Basic	$(1.16)	$(0.80)	$(0.55)
Diluted	$(1.16)	$(0.80)	$(0.55)

Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
Note 5.	Inventories

	June 30, 2013	December 31, 2012
Raw materials and components	$3,906	$4,892
Work in process	3,536	2,098
Finished goods	1,323	495

	$8,765	$7,485

At June 30, 2013 and December 31, 2012, the allowance for slow-moving and obsolete inventories was approximately $859 and $891, respectively, and has been reflected as a reduction to inventories (raw materials and components).

Note 3. Inventories

Inventories consist of the following at December 31:

	2012	2011
Raw materials and components	$4,892	$2,137
Work in process	2,098	1,694
Finished goods	495	600

	$7,485	$4,431

At December 31, 2012 and 2011, the allowance for slow-moving and obsolete inventories was approximately $891 and $1,401, respectively, and has been reflected as a reduction to inventories.

Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

Note 4. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following at December 31:

	2012	2011
Deferred offering costs	$712	$—
Value-added taxes (VAT) receivable	—	140
Amounts due from related parties	38	396
Vendor deposits	559	—
Other	234	318

	$1,543	$854

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment

Note 5. Property and Equipment

Property and equipment consist of the following at December 31:

	2012	2011	Useful Life (in years)
Land	$778	$178	—
Buildings and related improvements	4,941	2,215	25
Machinery and equipment	9,674	8,087	3-7
Computer equipment and software	971	724	3-5
Other	479	319	3-7

	16,843	11,523
Less: Accumulated depreciation	(5,118)	(3,714)

	11,725	7,809
Construction-in-progress	742	110

Property and equipment — net	$12,467	$7,919

At December 31, 2012 and 2011, property and equipment — net, includes $5,567 and $5,798 in assets held by variable interest entities (Note 1).

Machinery and equipment includes leased assets of approximately $1,160 at December 31, 2012. There were no leased assets included in property and equipment—net at December 31, 2011.

Depreciation expense was approximately $1,683, $1,170 and $1,072 in 2012, 2011 and 2010, respectively.

On March 27, 2013, in connection with the acquisition of certain net assets of the Lone Star and TMF variable interest entities (Note 19), the Company acquired all of the property and equipment associated with the variable interest entities (see description above).

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 6. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following at December 31:

	2012	2011
Accrued license fees	$748	$1,183
Accrued payroll and related costs	1,367	705
Accrued income taxes	457	956
Value-added taxes (VAT) and other taxes payable	414	124
Product warranty reserves	554	117
Liability for uncertain tax positions	416	264
Other	480	276

	$4,436	$3,625

Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Line of Credit
Note 6.	Line of Credit

The Company has a line of credit and security agreement with a German bank collateralized by certain assets of the Company for approximately $1,700 (€1,300). In addition to the collateralization of assets against this facility, the line of credit and security agreement was also previously guaranteed by the Chairman and Chief Executive Officer (“CEO”) of the Company. On July 19, 2013, the bank removed this guarantee from the arrangement. There were no changes to available borrowing capacity or interest rates as a result of the removal of the guarantee.

Of the total amount available under this facility, approximately $650 (€500) is available for short-term borrowings or cash advances (overdrafts). Both short-term borrowings and overdrafts are subject to variable interest rates as determined by the bank. At June 30, 2013, interest rates were 2.51% for short-term borrowings and 6.20% for overdrafts. There is no commitment fee associated with this agreement. At June 30, 2013, the Company had no outstanding short-term borrowings. At December 31, 2012, the Company had outstanding short-term borrowings of $528 (€400). At June 30, 2013 and December 31, 2012, there were no outstanding overdraft amounts.

Amounts in excess of the amounts available for short-term borrowings and overdrafts are available for additional bank transactions requiring security (i.e. bank guarantees, leasing, letters of credit, etc.). Amounts covered under the security agreement accrue interest at 1.75%. There is no charge for unused amounts under the security agreement. At June 30, 2013 and December 31, 2012, the Company had transactions guaranteed by the security agreement of $343 (€264) and $757 (€573), respectively.

Note 7. Line of Credit

The Company has a line of credit and security agreement with a German bank collateralized by certain assets of the Company and guaranteed by the majority member of the Company for approximately $2,000 (€1,500). Of this amount, approximately $1,100 (€800) is available for short-term borrowings or cash advances (overdrafts). Both short-term borrowings and overdrafts are subject to variable interest rates as determined by the bank. At December 31, 2012, interest rates were 1.82% for short-term borrowings and 6.20% for overdrafts. There is no commitment fee associated with this agreement. At December 31, 2012, the Company had outstanding short-term borrowings of $528 (€400). At December 31, 2011, there were no short-term borrowings outstanding. At December 31, 2012 and 2011, there were no outstanding overdraft amounts.

The line of credit agreement is subject to an annual minimum equity-to-asset ratio covenant. At December 31, 2012, the Company was in compliance with this covenant. At December 31, 2011, the Company was not in compliance with this covenant. The bank did not take action related to this noncompliance. Related to the 2011 noncompliance, there were no cross default provisions or related impacts on other lending agreements.

Amounts in excess of the amounts available for short-term borrowings and overdrafts are available for additional bank transactions requiring security (i.e. bank guarantees, leasing, letters of credit, etc.). Amounts covered under the security agreement accrue interest at 1.75%. There is no charge for unused amounts under the security agreement. At December 31, 2012 and 2011, the Company had $757 (€573) and $231 (€178), respectively, in transactions guaranteed by the security agreement.

Demand Note Payable to Member	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Demand Note Payable to Member
Note 7.	Demand Note Payable to Member

The Company has received cash advances to support its operations from an entity controlled by the majority member of the former limited liability company (also the Chairman and CEO of the Company). These cash advances accrued interest at 8.0% annually and were payable on demand. The Company formalized these cash advances in the form of a line of credit with the entity in 2012.

At December 31, 2012, the line of credit balance outstanding on these advances, including accrued interest, was approximately $8,666. In January and February 2013, approximately $1,219 in additional amounts (including accrued interest) were added to the outstanding line of credit, including the conversion of preferred stock dividends payable of approximately $1,133 by the principal preferred stock holder (also the majority member of the former limited liability company and Chairman and CEO of the Company) to amounts payable under the line of credit. On February 14, 2013, the Company repaid all outstanding amounts on the line of credit (approximately $9,885) and retired the arrangement.

Note 8. Demand Note Payable to Member

During 2012, the Company received cash advances to support current operations from an entity controlled by the Company’s majority member. These advances accrued interest at 8.0% annually and were payable on demand. The Company formalized these cash advances in the form of a line of credit with the entity during 2012. At December 31, 2012, the line of credit balance outstanding on these advances, including accrued interest, was approximately $8,666. On February 14, 2013, amounts payable on the line of credit, including accrued interest, were paid in-full and the line of credit agreement was retired. Refer to Note 19.

During 2011, the Company received cash advances to support current operations from an entity controlled by the Company’s majority member. These advances accrued interest at 8.0% annually and were payable on demand. At December 30, 2011, the outstanding balance on these advances, including accrued interest, was approximately $18,984. On December 30, 2011, the Company entered into a debt conversion agreement with the Company’s majority member which effectively converted the $18,984 to redeemable preferred units in the Company. Refer to Note 11.

Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt
Note 8.	Long-Term Debt

Long-term debt consists of the following:

	June 30, 2013	December 31, 2012
ExOne
Building note payable to a bank, with monthly payments of $18 including interest at 4.00% through May 2017 and subsequently, the monthly average yield on U.S. Treasury Securities plus 3.25% for the remainder of the term through May 2027.	$2,270	$2,334

Building note payable to an unrelated entity, with monthly payments including interest at 6.00% through June 2014.	—	300

Lone Star Metal Fabrication, LLC
Building note payable to a bank, with monthly payments including interest at 7.00% through July 2014.	—	727

Troy Metal Fabricating, LLC
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 3.00% (3.21% at December 31, 2012) through December 2017.	—	1,193

Equipment note payable to a bank, with monthly payments including interest at 4.83% through December 2016.	—	1,056

Equipment line of credit to a bank, converted to term debt in January 2012; monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through December 2016.	—	886

Building note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.45% (2.66% at December 31, 2012) through April 2013. Interest is fixed at 6.80% under a related interest rate swap agreement.	—	760

Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through January 2014. Interest is fixed at 6.68% under a related interest rate swap agreement.	—	228

Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through April 2013.	—	213

	2,270	7,697

Less: Current portion of long-term debt	124	2,028

	$2,146	$5,669

On February 14, 2013, the Company repaid $300 to retire its building note payable to an unrelated entity. There were no prepayment penalties or gains or losses associated with this early retirement of debt.

On March 27, 2013, in connection with the acquisition of certain net assets of the Lone Star and TMF VIEs (Note 4), the Company assumed and repaid all amounts outstanding on Lone Star and TMF debt (approximately $4,700). There were no prepayment penalties or gains or losses associated with this early retirement of debt.

Prior to deconsolidation, the Company, through its VIEs, entered into certain interest rate swap agreements with a bank. The Company utilized the interest rate swaps for the purpose of managing risks related to the variability of future earnings and cash flows caused by changes in interest rates. Under the terms of the agreements, the Company agreed to pay interest at fixed rates and receive variable interest from the counterparty.

At December 31, 2012, the fair value of the interest rate swaps was a liability of approximately $13. These obligations are included in accrued expenses and other current liabilities in the condensed consolidated balance sheets. Gains (losses) on interest rate swap contracts are recorded as a component of interest expense in the condensed statement of consolidated operations and comprehensive loss.

Note 9. Long-Term Debt

Long-term debt consists of the following at December 31:

	2012	2011
ExOne
Building note payable to a bank, with monthly payments including interest at 4.3% through May 2017 and subsequently, the monthly average yield on U.S. Treasury Securities plus 3.25% for the remainder of the term through May 2027.	$2,334	$—
Building note payable to an unrelated entity, with monthly payments including interest at 6.0% through June 2014.	300	—
Lone Star Metal Fabrication, LLC
Building note payable to a bank, with monthly payments including interest at 7.0% through July 2014.	727	765
Equipment note payable to a bank, with monthly payments including interest at 7.0% through July 2014.	—	420
Troy Metal Fabricating, LLC
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 3.0% (3.21% at December 31, 2012) through December 2017.	1,193	—
Equipment note payable to a bank, with monthly payments including interest at 4.83% through December 2016.	1,056	1,291
Equipment line of credit to a bank, converted to term debt in January 2012; monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through December 2016.	886	1,108
Building note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.45% (2.66% at December 31, 2012) through April 2013. Interest is fixed at 6.80% under an interest rate swap (see below).	760	781
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through January 2014. Interest is fixed at 6.68% under an interest rate swap (see below).	228	433
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through April 2013.	213	631

	7,697	5,429
Less: Current portion of long-term debt	2,028	1,294

	$5,669	$4,135

All long-term debt of Lone Star and TMF is guaranteed by the Company and either the majority member of the Company or related parties under control of the majority member of the Company, and is collateralized by the related buildings and equipment.

In December 2012, Lone Star repaid its equipment note payable in-full. There were no prepayment penalties or gains or losses associated with this early retirement of debt.

In December 2012, TMF entered into an equipment note payable to a bank for approximately $1,200, with monthly payments including interest at one-month BBA LIBOR plus 3.0% (3.21% at December 31, 2012) through December 2017.

At December 31, 2012, the Company identified that it was not in compliance with the annual cash flow-to-debt service ratio covenant associated with the ExOne building note payable to a bank. The Company requested and was granted a waiver related to compliance with this covenant through December 31, 2013. Related to the 2012 noncompliance, there were no cross default provisions or related impacts on other lending agreements.

Future maturities of long-term debt at December 31, 2012, are approximately as follows:

2013	$2,028
2014	1,829
2015	853
2016	878
2017	402
Thereafter	1,707

$7,697

On February 14, 2013, the Company repaid the ExOne building note payable to an unrelated entity (Note 19). There were no prepayment penalties or gains or losses associated with this early retirement of debt.

On March 27, 2013, in connection with the acquisition of certain net assets of the Lone Star and TMF variable interest entities (Note 19), the Company assumed and repaid all amounts outstanding on Lone Star and TMF debt, including accrued interest, and settled amounts related to certain interest rate swap agreements held by TMF (see description below). There were no prepayment penalties or gains or losses associated with this early retirement of debt or the related interest rate swap agreements.

In June 2008, the Company, through TMF, entered into certain interest rate swap agreements with a bank. The Company utilizes the interest rate swaps for the purpose of managing risks related to the variability of future earnings and cash flows caused by changes in interest rates. Under the terms of the agreements, the Company agrees to pay interest at the fixed rates and the Company receives variable interest from the counterparty.

The significant terms of interest rate swap agreements at December 31, 2012 and 2011, are as follows:

	2012
	TMF building note payable	TMF equipment note payable
Notional amount	$760	$228
Fixed rate	6.80%	6.68%
Floating rate	2.66%	2.66%
Maturity date	April 2, 2013	April 2, 2013

	2011
	TMF building note payable	TMF equipment note payable
Notional amount	$781	$433
Fixed rate	6.80%	6.68%
Floating rate	2.73%	2.73%
Maturity date	April 2, 2013	April 2, 2013

At December 31, 2012 and 2011, the fair value of the interest rate swaps was a liability of approximately $13 and $60, respectively. These obligations are included in accrued expenses and other current liabilities in the consolidated balance sheets. Gains (losses) on interest rate swap contracts are recorded as a component of interest expense in the statement of consolidated operations and comprehensive loss.

Capital and Financing Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Leases [Abstract]
Capital and Financing Leases
Note 9.	Capital and Financing Leases

In January 2013, the Company entered into an equipment leasing arrangement with a bank. Terms of the agreement include monthly payments of $5 over a five-year period beginning in January 2013 and a bargain purchase option at the end of the lease term. As a result, this agreement was determined to be a capital lease. The present value of future minimum lease payments, including an interest rate of 4.4%, was approximately $252 at June 30, 2013.

In November 2012, the Company entered into a sale-leaseback transaction with a bank for a 3D printing machine. Due to continuing involvement outside of the normal leaseback by the Company, this transaction has been accounted for as a financing lease. Under the terms of the agreement, the Company received proceeds of approximately $974 (€737) with repayment of the lease occurring over a three-year period beginning in January 2013. The present value of the future minimum lease payments, including an interest rate of 6.0%, was approximately $548 (€421) and $853 (€646) at June 30, 2013 and December 31, 2012, respectively.

In July 2012, the Company entered into a sale-leaseback transaction with a related party for a 3D printing machine. Based on the economic substance of the transaction between the parties, this transaction was accounted for as a financing lease. Under the terms of the agreement, the Company received proceeds of approximately $1,553 with repayment of the lease occurring over a five-year period beginning in August 2012. On April 4, 2013, the Company settled this financing lease obligation for a cash payment of approximately $1,372 (including accrued interest). There were no prepayment penalties or gains or losses associated with this settlement.

In March 2012, the Company entered into a sale-leaseback transaction with a bank for a 3D printing machine. Due to continuing involvement outside of the normal leaseback by the Company, this transaction has been accounted for as a financing lease. Under the terms of the agreement, the Company received proceeds of approximately $985 (€739) with repayment of the lease occurring over a three-year period beginning in April 2012. The present value of the future minimum lease payments, including an interest rate of 6.0%, was approximately $429 (€330) and $553 (€418) at June 30, 2013 and December 31, 2012, respectively.

Note 10. Financing Leases

In March 2012, the Company entered into a sale-leaseback transaction with a bank for a 3D printing machine. Due to continuing involvement outside of the normal leaseback by the Company, this transaction has been accounted for as a financing lease. Under the terms of the agreement, the Company received proceeds of approximately $985 (€739) with repayment of the lease occurring over a three-year period beginning in April 2012. The present value of the future minimum lease payments, including an interest rate of 6.0%, was approximately $553 (€418) at December 31, 2012.

In July 2012, the Company entered into a sale-leaseback transaction with a related party for a 3D printing machine. Based on the economic substance of the transaction between the parties, this transaction was accounted for as a financing lease. Under the terms of the agreement, the Company received proceeds of approximately $1,553 with repayment of the lease occurring over a five-year period beginning in August 2012. The present value of the future minimum lease payments, including an interest rate of 6.0%, was approximately $1,463 at December 31, 2012.

In November 2012, the Company entered into a sale-leaseback transaction with a bank for a 3D printing machine. Due to continuing involvement outside of the normal leaseback by the Company, this transaction has been accounted for as a financing lease. Under the terms of the agreement, the Company received proceeds of approximately $974 (€737) with repayment of the lease occurring over a three-year period beginning in January 2013. The present value of the future minimum lease payments, including an interest rate of 6.0%, was approximately $853 (€646) at December 31, 2012.

Future maturities of financing leases at December 31, 2012, are approximately as follows:

2013	$920
2014	773
2015	606
2016	335
2017	235
Thereafter	—

$2,869

Common Units, Preferred Units, Preferred Stock and Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Common Units, Preferred Units, Preferred Stock and Common Stock
Note 10.	Common Units, Preferred Units, Preferred Stock and Common Stock

Common Units

At December 31, 2012, the Company had 10,000,000 common units issued and outstanding.

Net income (loss) was allocated to each common unitholder in proportion to the units held by each common unitholder relative to the total units outstanding. The common unitholders shared the Company’s positive cash flow, to the extent available, which was distributed annually and allocated among the common unitholders in proportion to the units held by each common unitholder relative to the total units outstanding. Common unitholders were entitled to one vote per unit on all matters.

On January 1, 2013, in connection with the Reorganization of the Company (Note 1), common units in the former limited liability company were exchanged for 5,800,000 shares of common stock.

Preferred Units and Preferred Stock

On December 30, 2011, the Company entered into a debt conversion agreement with the majority member of the former limited liability company to convert $18,984 of unpaid principal and interest on a demand note payable to member into redeemable preferred units of the Company in full satisfaction of the indebtedness. Accordingly, 18,983,602 in redeemable preferred units were issued at a conversion price of $1.00 per share.

The preferred units were non-voting limited liability company membership interests, and permitted the majority member (unitholder) to receive cumulative dividends at the annual rate of 8.0% per unit prior to, and in preference to, any declaration or payment of any dividend on the Company’s common units. Dividends on the preferred units accumulated and were payable irrespective of whether the Company had earnings, whether there were funds legally available for the payment of such dividends, and whether dividends were declared.

The Company had the option to redeem all or any number of the preferred units at any time upon written notice and payment to the unitholder of $1.00 plus all accrued but unpaid dividends for each unit being redeemed. The unitholder had the option to convert all or any number of preferred units to common units at the conversion rate of 9.5 preferred units for 1.0 common unit. Preferred units were designed to automatically convert to 1,998,275 common units upon the closing of any initial public offering in which the gross proceeds of the offering exceeded $50,000 provided that the unitholder elected to retain such units. The Company analyzed the conversion feature under the applicable FASB guidance for accounting for derivatives and concluded that the conversion feature did not require separate accounting under such FASB guidance.

Because the unitholder was also the majority member of the Company at December 31, 2011, he had the ability to redeem the preferred units at his option, thus giving the units characteristics of a liability rather than equity. Accordingly, the Company’s preferred units were classified as a liability in the Company’s consolidated balance sheet at December 31, 2011. At December 31, 2011, the unitholder had committed to not exercise his redemption rights through January 1, 2013.

In February 2012, the redemption feature on the preferred units was removed by an amendment to the preferred unit agreement. As a result, the preferred units were reclassified at fair value ($18,984) from a liability to equity in the condensed consolidated balance sheets.

In May 2012, the unitholder sold 6,000,000 preferred units to two separate unrelated parties for $1.00 per unit.

On January 1, 2013, in connection with the Reorganization of the Company (Note 1), all of the preferred units in the former limited liability company were exchanged for 18,983,602 shares of preferred stock.

On February 12, 2013, immediately prior to the closing of the initial public offering of the Company (Note 1), shares of preferred stock were converted into shares of common stock at a 9.5 to 1.0 basis (1,998,275 shares). Following the conversion, there are no issued or outstanding shares of preferred stock in the Company. Following the closing of the initial public offering of the Company on February 12, 2013, there are 50,000,000 shares of preferred stock authorized at a par value of $0.01 per share.

Common Stock

Following the closing of the initial public offering of the Company on February 12, 2013, there are 200,000,000 shares of common stock authorized at a par value of $0.01 per share and 13,281,608 shares issued and outstanding.

The following table summarizes common stock activity:

Common Stock (number of shares)
Balance at December 31, 2012	—
Conversion of common units of The Ex One Company, LLC to common stock of The ExOne Company	5,800,000
Conversion of preferred stock to common stock immediately prior to closing of the initial public offering of The ExOne Company	1,998,275
Initial public offering of The ExOne Company	5,483,333

Balance at June 30, 2013	13,281,608

Note 11. Common and Preferred Units

Common units

At December 31, 2012 and 2011, the Company had 10,000,000 common units issued and outstanding.

Net income (loss) is allocated to each common unitholder in proportion to the units held by each common unitholder relative to the total units outstanding. The common unitholders share the Company’s positive cash flow, to the extent available, which is distributed annually and allocated among the common unitholders in proportion to the units held by each common unitholder relative to the total units outstanding. Common unitholders are entitled to one vote per unit on all matters.

On January 1, 2013, in connection with the reorganization of the Company (Note 19), 10,000,000 common units in the former limited liability company were exchanged for 5,800,000 shares of common stock.

Preferred units

On December 30, 2011, the Company entered into a debt conversion agreement with the Company’s majority member to convert $18,984 of unpaid principal and interest on the Company’s demand note payable to member (Note 8) into redeemable preferred units of the Company in full satisfaction of the indebtedness. Accordingly, 18,983,602 redeemable preferred units were issued at a conversion price of $1.00 per share.

The preferred units were non-voting limited liability company membership interests, and permitted the majority member (unitholder) to receive cumulative dividends at the annual rate of 8.0% per unit prior to, and in preference to, any declaration or payment of any dividend on the Company’s common units. Dividends on the preferred units accumulated and were payable irrespective of whether the Company had earnings, whether there were funds legally available for the payment of such dividends, and whether dividends were declared.

The Company had the option to redeem all or any number of the preferred units at any time upon written notice and payment to the unitholder of $1.00 plus all accrued but unpaid dividends for each unit being redeemed. The unitholder had the option to convert all or any number of preferred units to common units at the conversion rate of 9.5 preferred units for 1.0 common unit. Preferred units were designed to automatically convert to 1,998,275 common units upon the closing of any initial public offering in which the gross proceeds of the offering exceed $50,000 provided that the unitholder elected to retain such units. The Company analyzed the conversion feature under the applicable FASB guidance for accounting for derivatives and concluded that the conversion feature did not require separate accounting under such FASB guidance.

Because the unitholder was also the majority member and principal owner of the Company at December 31, 2011, he had the ability to redeem the preferred units at his option, thus giving the units characteristics of a liability rather than equity. Accordingly, the Company’s preferred units were classified as a liability in the Company’s consolidated balance sheets at December 31, 2011. At December 31, 2011, the unitholder had committed to not exercise his redemption rights through January 1, 2013.

In February 2012, the redemption feature on the preferred units was removed by an amendment to the preferred unit agreement. As a result, the preferred units were reclassified at fair value ($18,984) from a liability to equity in the consolidated balance sheets at December 31, 2012.

In May 2012, the unitholder sold 6,000,000 preferred units to two separate unrelated parties for $1.00 per unit.

On January 1, 2013, in connection with the reorganization of the Company (Note 19), preferred units in the former limited liability company were exchanged for 18,983,602 shares of preferred stock. Immediately prior to the IPO of the Company (Note 19), shares of preferred stock were automatically converted into shares of common stock at a 9.5 to 1.0 basis (1,998,275 shares). Following the conversion, there are no issued or outstanding shares of preferred stock in the Company.

Equity-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity-Based Compensation
Note 11.	Equity-Based Compensation

2013 Equity Incentive Plan

On January 24, 2013, the Board of Directors of the Company adopted the 2013 Equity Incentive Plan (the “Plan”). In connection with the adoption of the Plan, 500,000 shares of common stock were reserved for issuance pursuant to the Plan, with automatic increases in such reserve available each year annually on January 1 from 2014 through 2023 equal to the lesser of (i) 3.0% of the total outstanding shares of common stock as of December 31 of the immediately preceding year or (ii) a number of shares of common stock determined by the Board of Directors, provided that the maximum number of shares authorized under the Plan will not exceed 1,992,242 shares, subject to certain adjustments.

On January 24, 2013, the Board of Directors authorized awards of 180,000 incentive stock options (“ISOs”) under the Plan to certain employees, which grants were effective contemporaneously with the initial public offering of the Company at an exercise price determined by the initial offering price ($18.00 per share). These awards vest in one-third increments on the first, second and third anniversaries of the grant date, respectively, and expire on February 6, 2023.

On January 24, 2013, the Board of Directors authorized awards of 10,000 shares of restricted stock under the Plan to certain members of the Board of Directors, which grants were effective contemporaneously with the initial public offering of the Company. These awards vest in one-third increments on the first, second and third anniversaries of the grant date, respectively.

On March 11, 2013, the Board of Directors authorized an award of 10,000 shares of restricted stock under the Plan to an executive of the Company. This award vests vest in one-third increments on the first, second and third anniversaries of the grant date, respectively.

The following table summarizes the total equity-based compensation expense recognized for all ISOs and restricted stock awards:

	Quarter Ended June 30, 2013	Six Months Ended June 30, 2013
Equity-based compensation expense recognized:
ISOs	$161	$257
Restricted stock	39	54

Total equity-based compensation expense before income taxes	$200	$311
Benefit for income taxes*	—	—

Total equity-based compensation expense net of income taxes	$200	$311

*	The benefit for income taxes from equity-based compensation has been determined to be $0 based on a full valuation allowance against net deferred tax assets for both the quarter and six months ended June 30, 2013. In the absence of a full valuation allowance, the tax benefit derived from equity-based compensation would be approximately $34 and $51 for the quarter and six months ended June 30, 2013, respectively.

At June 30, 2013, total future compensation expense related to unvested awards yet to be recognized by the Company was approximately $1,672 for ISOs and $412 for restricted stock awards. Total future compensation expense related to unvested awards yet to be recognized by the Company is expected to be recognized over a weighted-average remaining vesting period of approximately 2.7 years.

The fair value of ISOs was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Weighted average fair value per ISO	$11.03
Volatility	68.70%
Average risk-free interest rate	1.07%
Dividend yield	0.00%
Expected term (years)	6.0

Expected volatility has been estimated based on historical volatilities of certain peer group companies over the expected term of the awards, due to the fact that prior to issuance, the Company was a nonpublic entity. The average risk-free rate is based on a weighted average yield curve of risk-free interest rates consistent with the expected term of the awards. Expected dividend yield is based on historical dividend data as well as future expectations. Expected term has been calculated using the simplified method as the Company does not have sufficient historical exercise experience upon which to base an estimate.

The activity for ISOs for the six months ended June 30, 2013, was as follows:

	Number of ISOs	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value

Outstanding at January 1, 2013	—	$—	$—
ISOs granted	180,000	$18.00	$11.03
ISOs forfeited	(5,000)	$18.00	$11.03

Outstanding at June 30, 2013	175,000	$18.00	$11.03

ISOs exercisable	—	$—	$—
ISOs expected to vest	175,000	$18.00	$11.03

At June 30, 2013, the aggregate intrinsic value of both unvested ISOs and ISOs expected to vest was approximately $7,651. The weighted average remaining contractual term of ISOs expected to vest at June 30, 2013, was approximately 9.6 years.

The activity for restricted stock awards for the six months ended June 30, 2013, was as follows:

	Shares of Restricted Stock	Weighted Average Grant Date Fair Value

Outstanding at January 1, 2013	—	$—
Restricted shares granted	20,000	$23.26
Restricted shares forfeited	—	$—

Outstanding at June 30, 2013	20,000	$23.26

Restricted shares vested	—	$—
Restricted shares expected to vest	20,000	$23.26

Other

In May 2012, the Company’s majority member completed the sale of 300,000 common units of the former limited liability company to another existing member of the former limited liability Company for $1.25 per unit. The fair value of these common units on the measurement date was $7.20 per common unit. The Company recognized compensation expense of approximately $1,785 during the quarter ended June 30, 2012, in connection with the sale of these common units which has been recorded in selling, general and administrative expenses in the condensed statement of consolidated operations and comprehensive loss.

Determining the fair value of the common units required complex and subjective judgments. The Company used the sale of a similar security in an arms-length transaction with unrelated parties to estimate the value of the enterprise at the measurement date, which included assigning a value to the similar security’s rights, preferences and privileges, relative to the common units. The enterprise value was then allocated to the Company’s outstanding equity securities using a Black-Scholes option pricing model. The option pricing required certain estimates to be made, including: (i) the anticipated timing of a potential liquidity event (less than one year), (ii) volatility (65.0%) estimated based on historical volatilities of peer group companies, and (iii) a risk-free interest rate (0.2%).

Note 12. Equity-Based Compensation

In May 2012, the Company’s majority member completed the sale of 300,000 common units to an existing member of the Company for $1.25 per unit. In July and August of 2012, the Company’s majority member completed the sale of additional common units to two employees under the terms described above. The fair value of these common units on the measurement date was $7.20 per common unit. The Company recognized compensation expense of approximately $7,735 during 2012 in connection with the sale of these common units.

Determining the fair value of the common units required complex and subjective judgments. The Company used the sale of a similar security in an arms-length transaction with unrelated parties to estimate the value of the enterprise at the measurement date, which included assigning a value to the similar security’s rights, preferences and privileges, relative to the common units. The enterprise value was then allocated to the Company’s outstanding equity securities using a Black-Scholes option pricing model. The option pricing model involves making estimates such as: the anticipated timing of a potential liquidity event (less than one year), volatility of our equity securities (65.0%), and risk-free interest rate (0.16%). Changes in these assumptions could materially impact the value assigned to the common units.

License Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
License Agreements
Note 12.	License Agreements

The Company has license agreements with certain organizations which require license fee payments to be made on a periodic basis, including royalties on net sales of licensed products, processes and consumables. License fee expenses amounted to approximately $53 and $83 for the quarter and six months ended June 30, 2013, respectively. License fee expenses amounted to approximately $269 and $386 for the quarter and six months ended June 30, 2012, respectively. License fee expenses are included in cost of sales in the condensed consolidated statement of operations and comprehensive loss. At June 30, 2013, accrued license fees were approximately $706 and are recorded in accrued expenses and other current liabilities ($528) and other noncurrent liabilities ($178) in the condensed consolidated balance sheets. At December 31, 2012, accrued license fees were approximately $1,015 and are recorded in accrued expenses and other current liabilities ($748) and other noncurrent liabilities ($267) in the condensed consolidated balance sheets.

Included in the license agreements is an exclusive patent license agreement with the Massachusetts Institute of Technology (the “MIT Agreement”). Patents covered under the MIT Agreement have expiration dates ranging from 2013 to 2021.

On January 22, 2013, the Company and MIT agreed to an amendment of their exclusive patent license agreement (the “Amended MIT Agreement”). The Amended MIT Agreement provides for, among other things, (1) a reduction in the term of the agreement between the Company and MIT from the date of expiration or abandonment of all issued patent rights to December 31, 2016, (2) an increase in the annual license maintenance fees due for the years ended December 31, 2013 through December 31, 2016 from $50 annually to $100 annually, with amounts related to 2013 through 2016 guaranteed by the Company, (3) a settlement of all past and future royalties on net sales of licensed products, processes and consumables for a one-time payment of $200 (paid in March 2013), and (4) a provision for extension of the term of the arrangement between the parties for an annual license maintenance fee of $100 for each subsequent year beyond 2016. As a result of the Amended MIT Agreement, the Company recorded a reduction to its accrued license fees at December 31, 2012, of approximately $1,500, with a corresponding reduction to cost of sales.

There were no license fee expenses associated with the Amended MIT Agreement for either the quarter or six months ended June 30, 2013. License fee expenses, including minimum license maintenance fees and royalties, associated with the MIT Agreement for the quarter and six months ended June 30, 2012 were $273 and $382, respectively. Reimbursement of qualifying patent expenses incurred by MIT were approximately $0 and $3 for the quarter and six months ended June 30, 2013, respectively. Reimbursement of qualifying patent expenses incurred by MIT were approximately $5 and $22 for the quarter and six months ended June 30, 2012, respectively. Reimbursement of qualifying patent expenses incurred by MIT are recorded in selling, general and administrative expenses in the condensed statement of consolidated operations and comprehensive loss.

Note 13. License Agreements

The Company has license agreements with certain organizations which require license fee payments to be made on a periodic basis, including royalties on net sales of licensed products, processes and consumables. License fee expenses amounted to approximately $57, $682 and $357 for 2012, 2011 and 2010, respectively, and are included in cost of sales in the consolidated statement of operations and comprehensive loss. At December 31, 2012, accrued license fees were approximately $1,015 and are recorded in accrued expenses and other current liabilities ($748) and other noncurrent liabilities ($267) in the consolidated balance sheets. At December 31, 2011, accrued license fees were approximately $1,183 and are recorded in accrued expenses and other current liabilities in the consolidated balance sheets.

Included in the license agreements is an exclusive patent license agreement with the Massachusetts Institute of Technology (the MIT Agreement). Patents covered under the MIT Agreement have expiration dates ranging from 2013 to 2021. Terms of the MIT Agreement remain in force until the expiration or abandonment of all issued patent rights.

Terms of the MIT Agreement require that the Company remit payment to MIT for (1) minimum license maintenance fees, (2) royalties, ranging from 2.5% to 5.0%, on net sales of licensed products, processes and consumables and (3) reimbursement of certain qualifying patent expenses incurred by MIT.

On January 22, 2013, the Company and MIT agreed to an amendment of their exclusive patent license agreement (the Amended MIT Agreement). The Amended MIT Agreement provides for, among other things, (1) a reduction in the term of the agreement between the Company and MIT from the date of expiration or abandonment of all issued patent rights to December 31, 2016, (2) an increase in the minimum license maintenance fees due for the years ended December 31, 2013 through December 31, 2016 from $50 annually to $100 annually, with amounts related to 2013 through 2016 guaranteed by ExOne in the event of termination of the agreement, (3) a settlement of all past and future royalties on net sales of licensed products, processes and consumables for a one-time payment of $200, payable in 2013 by the Company, and (4) a provision for extension of the term of the arrangement between the parties for an annual license maintenance fee of $100 for each subsequent year beyond 2016.

As a result of the Amended MIT Agreement, the Company recorded a reduction to its accrued license fees at December 31, 2012, of approximately $1,500 with a corresponding reduction to cost of sales. License fee expenses, including minimum license maintenance fees and royalties, associated with the MIT Agreement and related Amended MIT Agreement for 2012, 2011 and 2010 were ($159), a reduction to cost of sales, $595 and $275, respectively. Reimbursement of qualifying patent expense incurred by MIT were $50, $11 and $18 for 2012, 2011 and 2010, respectively and are recorded in selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss.

Operating Lease Commitments	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Operating Lease Commitments

Note 14. Operating Lease Commitments

The Company leases various manufacturing facilities, office and warehouse spaces, equipment and vehicles under operating lease arrangements, expiring in various years through 2017.

Future minimum lease payments of operating lease arrangements at December 31, 2012, are approximately as follows:

2013	$739
2014	62
2015	47
2016	24
2017	9
Thereafter	—

$881

Rent expense under operating lease arrangements was approximately $984, $1,057 and $847 for 2012, 2011 and 2010, respectively.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Note 13.	Income Taxes

Prior to Reorganization (Note 1) the Company was a limited liability company whereby its members were taxed on a proportionate share of the Company’s taxable income. Following the merger of The Ex One Company, LLC with and into The ExOne Company, The ExOne Company became a corporation, taxable for federal, state, local and foreign income tax purposes. On January 1, 2013, the Company recorded a net deferred tax asset of approximately $410 based on the difference between the book and tax basis of assets and liabilities as of that date. Due to a history of operating losses by the limited liability company, a valuation allowance of 100% of the initial net deferred tax asset was established.

The provision for income taxes was $72 and $91 for the quarter and six months ended June 30, 2013, respectively. The provision for income taxes was $246 and $234 for the quarter and six months ended June 30, 2012, respectively. The provision for income taxes for all periods presented related entirely to the taxable income of ExOne GmbH. The Company has completed a discrete period computation of its provision for income taxes for each of the periods presented. Discrete period computation is as a result of (i) jurisdictions with losses before income taxes for which no tax benefit can be recognized and (ii) an inability to generate reliable estimates for results in certain jurisdictions as a result of inconsistencies in generating net operating profits (losses) in those jurisdictions.

The effective tax rate was 106.9% and 103.2% for the quarter and six months ended June 30, 2013, respectively. The effective tax rate was 107.7% and 105.0% for the quarter and six months ended June 30, 2012, respectively. For the quarter and six months ended June 30, 2013, the effective tax rate differs from the U.S. federal statutory rate of 34.0% primarily due to net changes in valuation allowances for the period. For the quarter and six months ended June 30, 2012, the effective tax rate differs from the U.S. federal statutory rate of 34.0% primarily due to the effects of (i) limited liability company losses not subject to tax and (ii) net changes in valuation allowances for the period.

The components of net deferred income tax assets and net deferred income tax liabilities were as follows:

	June 30, 2013	January 1, 2013 (Reorganization)	December 31, 2012
Current deferred tax assets (liabilities):
Accounts receivable	$27	$31	$—
Inventories	376	(40)	(434)
Accrued expenses and other current liabilities	599	562	143
Deferred revenue and customer prepayments	32	1,851	1,912
Other	48	10	250
Valuation allowance	(1,082)	(2,429)	(2,049)

Current deferred tax assets (liabilities)	—	(15)	(178)

Noncurrent deferred tax assets (liabilities):
Net operating loss carryforwards	1,595	431	431
Tax credit carryforwards	436	—	—
Property and equipment	962	691	599
Other	25	342	567
Valuation allowance	(3,018)	(1,449)	(1,419)

Noncurrent deferred tax assets (liabilities)	—	15	178

Net deferred tax assets (liabilities)	$—	$—	$—

The Company has provided a valuation allowance for its net deferred tax assets as a result of the Company not generating consistent net operating profits in jurisdictions with which it operates. As such, any benefit from deferred taxes in any of the periods presented has been fully offset by changes in the valuation allowance for net deferred tax assets. The Company continues to assess its future taxable income by jurisdiction based on (i) recent historical operating results (ii) the expected timing of reversal of temporary differences (iii) various tax planning strategies that the Company may be able to enact in future periods (iv) the impact of potential operating changes on the business and (v) forecast results from operations in future periods based on available information at the end of each reporting period. To the extent that the Company is able to reach the conclusion that deferred tax assets are realizable based on any combination of the above factors, a reversal of existing valuation allowances may occur.

At June 30, 2013, the Company had approximately $620 in net operating loss carryforwards which expire from 2013 through 2019, to offset the future taxable income of its Japanese subsidiary. At June 30, 2013, the Company had approximately $975 in net operating loss carryforwards which expire in 2033, and $436 in tax credit carryforwards which expire in 2023, to offset the future taxable income of its United States subsidiary.

The Company has a liability for uncertain tax positions related to certain capitalized expenses and related party transactions. At June 30, 2013 and December 31, 2012, the liability for uncertain tax positions was approximately $548 and $416, respectively, and is included in accrued expenses and other current liabilities in the condensed consolidated balance sheets. At June 30, 2013, there was no liability for uncertain tax positions related to the Compnay’s Japanese subsidiary. At December 31, 2012, the liability for uncertain tax positions related to the Company’s Japanese subsidiary was $94 and was fully offset against net operating loss carryforwards of this subsidiary.

The Company includes interest and penalties related to income taxes as a component of the provision for income taxes in the condensed statement of consolidated operations and comprehensive loss.

Note 15. Income Taxes

Prior to reorganization (Note 19) the Company was a limited liability company whereby its members were taxed on a proportionate share of the Company’s taxable income. As such, no provision has been recorded for U.S. federal or state income taxes. The Company reported taxable income from ExOne GmbH of approximately $2,803, $2,473 and $648 in 2012, 2011 and 2010, respectively. Ex One KK reported taxable income of approximately $878, $396 and $0 in 2012, 2011 and 2010, respectively. Taxable income of Ex One KK for both 2012 and 2011 was fully offset by net operating loss carryforwards.

The provision for income taxes was $995, $1,031 and $198 in 2012, 2011 and 2010, respectively and related entirely to the taxable income of ExOne GmbH. The benefit from deferred taxes for 2012, 2011 and 2010 was fully offset by changes in the valuation allowance for deferred tax assets.

A reconciliation of the provision for income taxes at the U.S. statutory rate of 35.0% to the effective rate of the Company for the years ended December 31 is as follows:

	2012	2011	2010
U.S. statutory rate (35.0%)	$(3,043)	$(2,305)	$(1,744)
Limited liability company losses not subject to tax	4,018	1,818	2,110
Taxes on foreign operations	(164)	(71)	(95)
Increase in uncertain tax positions	146	249	15
Net change in valuation allowances	8	1,290	(140)
Permanent differences and other	30	50	52

Provision for income taxes	$995	$1,031	$198

Effective tax rate	111.5%	115.7%	104.0%

The components of net deferred income tax assets and net deferred income tax liabilities at December 31 were as follows:

	2012	2011
Current deferred tax assets (liabilities):
Accounts receivable	$—	$515
Inventories	(434)	(638)
Accrued expenses and other current liabilities	143	(117)
Deferred revenue and customer prepayments	1,912	1,917
Other	250	(67)
Valuation allowance	(2,049)	(1,984)

Current deferred tax assets (liabilities)	(178)	(374)

Noncurrent deferred tax assets (liabilities):
Net operating loss carryforwards	431	868
Property and equipment	599	922
Other	567	236
Valuation allowance	(1,419)	(1,652)

Noncurrent deferred tax assets (liabilities)	178	374

Net deferred tax assets (liabilities)	—	—

The Company has provided a valuation allowance for its net deferred tax assets because the Company has not demonstrated a consistent history of generating net operating profits in the jurisdictions in which it operates. At December 31, 2012, the Company had approximately $1,076 in foreign net operating loss carryforwards to offset future taxable income of Ex One KK, which expire from 2013 through 2019.

The following table summarizes changes to the Company’s valuation allowances at December 31:

	2012	2011
Beginning balance	$3,636	$2,266
Increase to allowance	8	1,290
Foreign currency	(176)	80

Ending balance	3,468	3,636

The Company files income tax returns in both Germany and Japan. In Germany, the Company’s 2010 through 2012 tax years remain subject to examination. In Japan, the Company’s 2005 through 2012 tax years remain subject to examination.

The Company has a liability for uncertain tax positions related to certain capitalized expenses and related party transactions. At December 31, 2012 and 2011, the liability for uncertain tax positions was approximately $416 and $264, respectively, and is included in accrued expenses and other current liabilities in the consolidated balance sheets. At December 31, 2012 and 2011, the liability for uncertain tax positions for Ex One KK was $94 and $377, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31 was as follows.

	2012	2011	2010
Beginning balance	$264	$15	$—
Increases related to current year tax positions	146	249	15
Foreign currency	6	—	—

Ending balance	$416	$264	$15

The Company includes interest and penalties related to income taxes as a component of the provision for income taxes in the consolidated statement of operations and comprehensive loss.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 14.	Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1	Observable inputs such as quoted prices in active markets for identical investments that the Company has the ability to access.

Level 2	Inputs include:

Quoted prices for similar assets or liabilities in active markets;

Quoted prices for identical or similar assets or liabilities in inactive markets;

Inputs, other than quoted prices in active markets, that are observable either directly or indirectly;

Inputs that are derived principally from, or corroborated by, observable market data by correlation or other means.

Level 3	Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The Company is required to disclose its estimate of the fair value of material financial instruments, including those recorded as assets or liabilities in its consolidated financial statements, in accordance with GAAP.

The following table sets forth the fair value of the Company’s liabilities measured on a recurring basis by level:

	Level	June 30, 2013	December 31, 2012
Accrued expenses and other current liabilities:
Interest rate swap liability	2	$—	$13

The fair value of the interest rate swap liability is determined by using a discounted cash flow model using observable inputs from the related forward interest rate yield curves with the differential between the forward rate and the stated interest rate of the instrument discounted back from the settlement date of the contracts to the respective balance sheet date. As this model utilizes observable inputs and does not require significant management judgment it has been determined to be a Level 2 financial instrument in the fair value hierarchy.

Prior to redemption during the quarter ended March 31, 2012, the fair value of the Company’s redeemable preferred units was estimated based on unobservable inputs, including the present value of the Company’s demand note payable to member immediately prior to conversion (Note 10). As this estimate utilized unobservable inputs and required significant management judgment it was determined to be a Level 3 financial instrument in the fair value hierarchy.

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial instruments:

	Quarter Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Beginning balance	$—	$—	$—	$18,984
Realized gains (losses)	—	—	—	—
Unrealized gains (losses)	—	—	—	—
Purchases	—	—	—	—
Sales	—	—	—	—
Issuances	—	—	—	—
Settlements	—	—	—	(18,984)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Ending balance	$—	$—	$—	$—

The carrying values and fair values of other financial instruments of the Company were as follows:

	June 30, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents	$64,550	$64,550	$2,802	$2,802
Line of credit	—	—	528	528
Demand note payable to member	—	—	8,666	8,666
Current portion of long-term debt	124	124	2,028	2,028
Current portion of capital and financing leases	507	507	920	920
Long-term debt - net of current portion	2,146	1,854	5,669	7,880
Capital and financing leases - net of current portion	722	722	1,949	1,949

The carrying amounts of cash and cash equivalents, line of credit, demand note payable to member, current portion of long-term debt and current portion of financing leases approximate fair value due to their short-term maturities. Cash and cash equivalents are classified in Level 1; Line of credit, demand note payable to member, current portion of long-term debt, current portion of capital and financing leases, long-term debt – net of current portion and capital and financing leases – net of current portion are classified in Level 2.

Note 16. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities which are required to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

The Company applies the following fair value hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1	Observable inputs such as quoted prices in active markets for identical investments that the Company has the ability to access.

Level 2	Inputs include:

Quoted prices for similar assets or liabilities in active markets;

Quoted prices for identical or similar assets or liabilities in inactive markets;

Inputs, other than quoted prices in active markets, that are observable either directly or indirectly;

Inputs that are derived principally from, or corroborated by, observable market data by correlation or other means.

Level 3	Inputs that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The Company is required to disclose its estimate of the fair value of material financial instruments, including those recorded as assets or liabilities in its consolidated financial statements, in accordance with GAAP.

The following table sets forth the fair value of the Company’s liabilities measured on a recurring basis by level:

December 31,	Level	2012	2011
Accrued expenses and other current liabilities:
Interest rate swap liability	2	$13	$60
Redeemable preferred units	3	—	$18,984

The fair value of the interest rate swap liability is determined by using a discounted cash flow model using observable inputs from the related forward interest rate yield curves with the differential between the forward rate and the stated interest rate of the instrument discounted back from the settlement date of the contracts to December 31, 2012 and 2011, respectively. As this model utilizes observable inputs and does not require significant management judgment it has been determined to be a Level 2 financial instrument in the fair value hierarchy.

The fair value of the Company’s redeemable preferred units is estimated based on unobservable inputs, including the present value of the Company’s demand note payable to member immediately prior to conversion, as further described in Note 11. As this estimate utilizes unobservable inputs and requires significant management judgment it has been determined to be a Level 3 financial instrument in the fair value hierarchy.

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial instruments:

	2012	2011
Beginning balance	$18,984	$—
Realized gains (losses)	—	—
Unrealized gains (losses)	—	—
Purchases	—	—
Sales	—	—
Issuances	—	18,984
Settlements	(18,984)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Ending balance	$—	$18,984

The carrying values and fair values of other ExOne financial instruments were as follows:

	2012		2011
December 31,	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents	$2,802	$2,802	$3,496	$3,496
Line of credit	$528	$528	$—	$—
Demand note payable to member	$8,666	$8,666	$—	$—
Current portion of long-term debt	$2,028	$2,028	$1,294	$1,294
Current portion of financing leases	$920	$920	$—	$—
Long-term debt — net of current portion	$5,669	$7,880	$4,135	$6,377
Financing leases — net of current portion	$1,949	$1,949	$—	$—

The carrying amounts of cash and cash equivalents, line of credit, demand note payable to member, current portion of long-term debt and current portion of financing leases approximate fair value due to their short-term maturities. Cash and cash equivalents were classified in Level 1; Line of credit, demand note payable to member, current portion of long-term debt, current portion of financing leases, long-term debt — net of current portion and financing leases — net of current portion were classified in Level 2.

Segment, Product and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment, Product and Geographic Information

Note 17. Segment, Product and Geographic Information

The Company manages its business globally in a singular operating segment in which it develops, manufactures and markets 3D printing machines, printed parts, materials and other (including production and contract services for customers). Geographically, the Company conducts its business through wholly-owned subsidiaries in the United States, Germany and Japan.

Revenue by product for the year ended December 31 was as follows:

	2012	2011	2010
3D printing machines	$15,668	$5,406	$5,622
3D printed parts, materials and other services	12,989	9,884	7,818

	$28,657	$15,290	$13,440

During 2012, 2011 and 2010, the Company conducted a significant portion of its business with a limited number of customers. The Company had one customer in 2011 (Ryoyu Systems) and three customers in 2010 (Intek, I Metal and BMW) which individually represented 10% or greater of total revenue for those respective years. There were no customers in 2012 which individually represented 10% or greater of total revenue. In 2012, 2011 and 2010, the Company’s five most significant customers represented approximately 31.7%, 40.9% and 48.7% of total revenue, respectively. At December 31, 2012, accounts receivable from these customers were approximately $1,671. At December 31, 2011, accounts receivable from these customers were not significant.

Geographic information for revenue for the year ended December 31 was as follows (based on the country where the sale originated):

	2012	2011	2010
United States	$7,802	$4,587	$3,936
Germany	13,956	5,678	6,909
Japan	6,899	5,025	2,595

	$28,657	$15,290	$13,440

Geographic information for long-lived assets at December 31 was as follows (based on the physical location of assets):

	2012	2011
United States	$9,592	$5,672
Germany	2,550	1,230
Japan	325	1,017

	$12,467	$7,919

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Note 16.	Related Party Transactions

The Company provides various services to several related entities under common control by the Chairman and CEO of the Company, primarily in the form of accounting, finance, information technology and human resource outsourcing, which are generally reimbursed by the related entities. The cost of these services was approximately $40 and $88 for the quarter and six months ended June 30, 2013, respectively. The cost of these services was approximately $30 and $78 for the quarter and six months ended June 30, 2012, respectively. In addition, the Company may purchase certain items on behalf of related parties under common control by the Chairman and CEO of the Company. Amounts due from these related entities at June 30, 2013 and December 31, 2012, were not significant.

The Company receives design services and the corporate use of an airplane from related entities under common control by the Chairman and CEO of the Company. The cost of these services received was approximately $56 and $97 for the quarter and six months ended June 30, 2013, respectively. The cost of these services received was approximately $40 and $59 for the quarter and six months ended June 30, 2012, respectively. Amounts due to these related entities at June 30, 2013 and December 31, 2012, were not significant.

Note 18. Related Party Transactions

The Company provides various services to several related entities under common control by the majority member, primarily in the form of accounting, finance, information technology and human resource outsourcing. The cost of these services is generally reimbursed by these related entities and was approximately $281, $210 and $90 in 2012, 2011 and 2010, respectively. In addition, the Company may purchase certain items on behalf of related parties under common control by the majority member. Amounts due from these related entities, included in prepaid expenses and other current assets in the consolidated balance sheets, were $38 at December 31, 2012, and $396 at December 31, 2011.

The Company receives design services and the corporate use of an airplane from related entities under common control by the majority member. The cost of these services received was approximately $149, $23 and $35 in 2012, 2011 and 2010, respectively. Amounts due to these related entities, included in accounts payable and accrued expenses and other current liabilities in the consolidated balance sheets, were $47 at December 31, 2012, and $17 at December 31, 2011.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 17.	Subsequent Events

The Company has evaluated all of its activities and concluded that no subsequent events have occurred that would require recognition in the condensed consolidated financial statements or disclosure in the notes to the condensed consolidated financial statements, except as described below.

On August 1, 2013, ExOne Holding Deutschland GmbH (“ExOne Holding”), a newly-formed, wholly-owned subsidiary of the Company, entered into an agreement (the “Agreement”) with the Municipality of Gersthofen, Germany (the “Municipality”) to purchase certain real property (the “Property”), from the Municipality for an aggregate amount of approximately $3,900 (€3,000). The Agreement contains terms and conditions that are customary for German land purchase agreements of this nature. Additionally, on August 1, 2013, ExOne Holding and the Municipality entered into an agreement pursuant to which the Municipality granted ExOne Holding an option to purchase adjacent parcels of land consisting of 14,319 square meters on the same terms and conditions as those set forth in the Agreement (the “Option”). The Option expires on December 31, 2016.

The Company intends to construct a new facility on the land, which will comprise approximately 150,700 square feet of production, warehouse, service and research and development space as well as approximately 27,600 square feet for offices. On August 14, 2013, ExOne Holding entered into a construction contract with a turnkey provider of construction services for the design and construction of the facility. The total cost for the land and the construction of the facility (including design services) is estimated at approximately $20,000 (€15,400).

Note 19. Subsequent Events

The Company has evaluated all activity of ExOne and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except as described below.

Reorganization

On January 1, 2013, The Ex One Company, LLC, a Delaware limited liability company, merged with and into a Delaware corporation, which survived and changed its name to The ExOne Company. As a result of the reorganization, The Ex One Company, LLC became the Company, a Delaware corporation, the common and preferred interest holders of The Ex One Company, LLC became holders of common stock and preferred stock, respectively, of the Company and the subsidiaries of The Ex One Company, LLC became the subsidiaries of the Company. The preferred stock of the Company was converted into common stock on a 9.5 to 1 basis (1,998,275 shares of common stock) immediately prior to February 6, 2013, the effective date of the IPO.

Prior to giving effect to the reorganization transaction, no provision for income taxes had been recorded for The Ex One Company, LLC as its individual members were taxed based on their proportionate share of taxable income. Upon conversion, The ExOne Company will be taxed as a corporation for U.S. federal, state, local and foreign income tax purposes. On January 1, 2013, the Company recorded a net deferred tax asset of approximately $213 based on the difference between the book and tax basis of assets and liabilities as of that date. Due to a history of operating losses at the subsidiary level, a valuation allowance of 100% of the net deferred tax asset was established.

Settlement of Preferred Unit Dividends

On January 23, 2013, the Company settled an accrued dividend with certain preferred unitholders of the former limited liability company in the amount of approximately $1,437. Of this amount, approximately $304 was settled in cash with the remaining $1,133 converted by the principal preferred unitholder (also the majority member of the former limited liability company) to additional amounts due under the demand note payable to member. The demand note payable to member was fully repaid on February 14, 2013 (see “Long-Term Debt Repayments” below).

2013 Equity Incentive Plan

On January 24, 2013, the Board of Directors of the Company adopted the 2013 Equity Incentive Plan (the Plan). In connection with the adoption of the Plan, 500,000 shares of common stock were reserved for issuance pursuant to the Plan, with automatic increases in such reserve available each year annually on January 1 from 2014 through 2023 equal to the lesser of (i) 3.0% of the total outstanding shares of common stock as of December 31 of the immediately preceding year or (ii) a number of shares of common stock determined by the Board of Directors, provided that the maximum number of shares authorized under the Plan will not exceed 1,992,242 shares, subject to certain adjustments. On January 24, 2013, the Board of Directors authorized awards of 180,000 incentive stock options (ISOs) under the Plan to certain employees contemporaneously with the IPO at an exercise price determined by the IPO offering price, which was $18.00 per share. These awards vest on a cumulative annual basis over a three year period and the ISOs fully expire on February 6, 2023.

Initial Public Offering of The ExOne Company

On February 6, 2013, the Company’s registration statement on Form S-1 (File No 333-185933) was declared effective for the Company’s IPO, pursuant to which the Company registered the offering and sale of 6,095,000 shares of common stock at a public offering price of $18.00 per share for an aggregate offering price of $109,710.

As a result of the offering, the Company received net proceeds of approximately $91,996, after deducting underwriting discounts and commissions. Following the receipt of net proceeds, the Company paid offering expenses of approximately $1,600.

Long-Term Debt Repayments

On February 14, 2013, the Company repaid outstanding amounts due on the demand note payable to member (Note 8) of approximately $9,800 (including accrued interest). Following this repayment, the demand note payable to member was retired. Separately, on February 14, 2013, the Company repaid $300 to retire its building note payable with an unrelated party (Note 9). There were no prepayment penalties or gains or losses associated with this early retirement of debt.

TMF and Lone Star Asset Acquisition

On March 27, 2013, a wholly-owned subsidiary of the Company, ExOne Americas LLC, a Delaware limited liability company, acquired certain assets, including property and equipment (principally land, buildings and machinery and equipment) held by two variable interest entities of the Company, TMF and Lone Star, and assumed all outstanding debt of such variable interest entities, including certain related interest rate swap agreements.

Payment of approximately $1,900 was made to TMF and approximately $200 was made to Lone Star, including a return of capital to the majority member of the former limited liability company of approximately $1,400. There was no gain or loss or goodwill generated as a result of this transaction. Simultaneous with the completion of this transaction, the Company also repaid all of the outstanding debt and settled the related interest rate swap agreements assumed from the variable interest entities, resulting in a payment of approximately $4,700.

Basis of Presentation, Principles of Consolidation and Going Concern	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation, Principles of Consolidation and Going Concern
Note 1.	Basis of Presentation, Principles of Consolidation and Going Concern

The ExOne Company (“ExOne”) is a corporation organized under the laws of the state of Delaware. ExOne was formed on January 1, 2013, when The Ex One Company, LLC, a Delaware limited liability company, merged with and into a Delaware corporation, which survived and changed its name to The ExOne Company (the “Reorganization”). As a result of the Reorganization, The Ex One Company, LLC became ExOne, the common and preferred interest holders of The Ex One Company, LLC became holders of common stock and preferred stock, respectively, of ExOne, and the subsidiaries of The Ex One Company, LLC became the subsidiaries of ExOne.

The Company has considered the proforma effects of its Reorganization on the provision for income taxes for both the quarter and six months ended June 30, 2012, in its condensed statement of consolidated operations and comprehensive loss and concluded that there would be no difference as compared to the amount reported, principally due to valuation allowances established against net deferred tax assets (Note 13). In addition, the Company has omitted basic and diluted earnings per share for both the quarter and six months ended June 30, 2012, as a result of the Reorganization, as the basis for such calculation is no longer comparable to current period presentation.

The condensed consolidated financial statements include the accounts of ExOne, its wholly-owned subsidiaries, ExOne Americas LLC (United States), ExOne GmbH (Germany) and Ex One KK (Japan), and through March 27, 2013 (see further description below) two variable interest entities (“VIEs”) in which ExOne was identified as the primary beneficiary, Lone Star Metal Fabrication, LLC (“Lone Star”) and Troy Metal Fabricating, LLC (“TMF”). Collectively, the consolidated group is referred to as the “Company.”

At December 31, 2012 and through March 27, 2013, ExOne leased property and equipment from Lone Star and TMF. ExOne did not have an ownership interest in Lone Star or TMF. ExOne was identified as the primary beneficiary of Lone Star and TMF in accordance with the guidance issued by the Financial Accounting Standards Board (“FASB”) on the consolidation of VIEs, as ExOne guaranteed certain long-term debt of both Lone Star and TMF and governed these entities through common ownership. This guidance requires certain VIEs to be consolidated when an enterprise has the power to direct the activities of the VIE that most significantly impact VIE economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The condensed consolidated financial statements therefore include the accounts of Lone Star and TMF through March 27, 2013. The assets of Lone Star and TMF could only be used to settle obligations of Lone Star and TMF, and the creditors of Lone Star and TMF did not have recourse to the general credit of ExOne.

On March 27, 2013, ExOne Americas LLC acquired certain assets, including property and equipment (principally land, buildings and machinery and equipment) held by the two VIEs, and assumed all outstanding debt of such VIEs (Note 4). Following this transaction, neither of the entities continued to meet the definition of a VIE with respect to ExOne, and as a result, the remaining assets and liabilities of both entities were deconsolidated following the transaction.

On February 6, 2013, the Company commenced an initial public offering of 6,095,000 shares of its common stock at a price to the public of $18.00 per share, of which 5,483,333 shares were sold by the Company and 611,667 were sold by a selling stockholder (including consideration of the exercise of the underwriters’ over-allotment option). Following completion of the offering on February 12, 2013, the Company received net proceeds of approximately $90,371 (net of underwriting commissions and associated offering costs, including approximately $712 in offering costs deferred by the Company at December 31, 2012).

The condensed consolidated financial statements of the Company are unaudited. The condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, considered necessary by management to fairly state the results of operations, financial position and cash flows of the Company. All material intercompany transactions and balances have been eliminated in consolidation. The results reported in these condensed consolidated financial statements are not necessarily indicative of the results that may be expected for the entire year. The December 31, 2012 condensed consolidated balance sheet data was derived from the audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America (“GAAP”). This Quarterly Report on Form 10-Q should be read in connection with the Company’s Annual Report on Form 10-K for the year ended December 31, 2012.

The Company has incurred net losses of approximately $9,688, $7,617 and $5,180 for the years ended December 31, 2012, 2011 and 2010, respectively. As shown in the accompanying condensed consolidated financial statements, the Company incurred a net loss of approximately $1,120 and $2,896 for the quarter and six months ended June 30, 2013. Prior to Reorganization the Company operated as a limited liability company and was substantially supported by the continued financial support provided by its majority member. These conditions raised substantial doubt as to the Company’s ability to continue as a going concern. As noted above, in connection with the completion of its initial public offering in February 2013, the Company received unrestricted net proceeds from the sale of its common stock of approximately $90,371. Management believes that the unrestricted net proceeds obtained through this transaction have alleviated the substantial doubt and will be sufficient to support the Company’s operations through July 1, 2014.

Recently Issued Accounting Guidance	6 Months Ended
Jun. 30, 2013
Accounting Changes And Error Corrections [Abstract]
Recently Issued Accounting Guidance
Note 2.	Recently Issued Accounting Guidance

In February 2013, the FASB issued guidance changing the requirements of companies reporting of amounts reclassified out of accumulated other comprehensive income (loss). These changes require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income (loss) on the respective line items in net income (loss) if the amount being reclassified is required to be reclassified in its entirety to net income (loss). For other amounts that are not required to be reclassified in their entirety to net income (loss) in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. These requirements are to be applied to each component of accumulated other comprehensive income (loss). This change becomes effective for the Company on January 1, 2014. Other than the additional disclosure requirements, management has determined that the adoption of these changes will not have an impact on the consolidated financial statements of the Company.

In July 2013, the FASB issued guidance clarifying the presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The amendment requires that unrecognized tax benefits be presented in the consolidated financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, unless certain exceptions exist. This change becomes effective for the Company on January 1, 2015. The adoption of this guidance is not expected to have a material impact on the consolidated financial statements of the Company.

Acquisition of Net Assets of Variable Interest Entities	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Acquisition of Net Assets of Variable Interest Entities
Note 4.	Acquisition of Net Assets of Variable Interest Entities

On March 27, 2013, ExOne Americas LLC acquired certain assets, including property and equipment (principally land, buildings and machinery and equipment) held by two VIEs of the Company, TMF and Lone Star, and assumed all outstanding debt of such VIEs.

Payments of approximately $1,900 and $200 were made to TMF and Lone Star, respectively, including a return of capital to the entities of approximately $1,400. As the parties subject to this transaction were determined to be under common control, property and equipment acquired in the transaction were recorded at their net carrying value on the date of acquisition (approximately $5,400) similar to a pooling-of-interests. As the VIEs were consolidated by the Company in previous periods, no material differences exist due to the change in reporting entity, and as such, no restatement of prior period financial statements on a combined basis is considered necessary. There was no gain or loss or goodwill generated as a result of this transaction, as the total purchase price was equal to the net book value of assets at the VIE level (previously consolidated by the Company). Simultaneous with the completion of this transaction, the Company also repaid all of the outstanding debt assumed from the VIEs, resulting in a payment of approximately $4,700. Subsequent to this transaction, neither TMF or Lone Star continued to meet the definition of a VIE with respect to ExOne, and as a result, the remaining assets and liabilities of both entities were deconsolidated following the transaction, resulting in a reduction to equity (through noncontrolling interest) of approximately $2,700.

Customer Concentrations	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Customer Concentrations
Note 15.	Customer Concentrations

During the quarters and six months ended June 30, 2013 and June 30, 2012, the Company conducted a significant portion of its business with a limited number of customers. For the quarter and six months ended June 30, 2013, the Company’s five most significant customers represented approximately 68.4% and 45.7% of total revenue, respectively. For the quarter and six months ended June 30, 2012, the Company’s five most significant customers represented approximately 50.5% and 37.6% of total revenue, respectively. At June 30, 2013 and December 31, 2012, accounts receivable from the Company’s five most significant customers were approximately $3,528 and $1,671, respectively.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The ExOne Company and Subsidiaries (ExOne), formerly The Ex One Company, LLC, is a corporation organized under the laws of the state of Delaware. Refer to Note 19 for description of the reorganization of The Ex One Company, LLC to The ExOne Company effective January 1, 2013. The consolidated financial statements include the accounts of ExOne, its wholly-owned subsidiaries, ExOne Americas LLC (United States), ExOne GmbH (Germany) and Ex One KK (Japan), and two variable interest entities in which ExOne is the primary beneficiary, Lone Star Metal Fabrication, LLC (Lone Star) and Troy Metal Fabricating, LLC (TMF). Collectively, the consolidated group is referred to as “the Company.”

At December 31, 2012 and 2011, ExOne leased property and equipment from Lone Star and TMF. ExOne does not have an ownership interest in Lone Star or TMF. ExOne is the primary beneficiary of Lone Star and TMF in accordance with the guidance issued by the Financial Accounting Standards Board (FASB) on the consolidation of variable interest entities (VIEs), as ExOne guarantees certain long-term debt of both Lone Star and TMF and governs these entities through common ownership. This guidance requires certain VIEs to be consolidated when an enterprise has the power to direct the activities of the VIE that most significantly impact VIE economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The consolidated financial statements therefore include the accounts of Lone Star and TMF. The assets of Lone Star and TMF can only be used to settle obligations of Lone Star and TMF, and the creditors of Lone Star and TMF do not have recourse to the general credit of ExOne.

The consolidated financial statements of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). All material intercompany transactions and balances have been eliminated in consolidation. Certain amounts in previously issued consolidated financial statements have been reclassified to conform to the 2012 presentation.

Going Concern

Going Concern

The Company has incurred net losses of approximately $9,688, $7,617 and $5,180 for 2012, 2011 and 2010, respectively. Prior to reorganization (Note 19) the Company operated as a limited liability company and was substantially supported by the continued financial support provided by its majority member. These conditions raise substantial doubt as to the Company’s ability to continue as a going concern. On February 12, 2013, in connection with the completion of its initial public offering (IPO) (Note 19) the Company received unrestricted net proceeds from the sale of its common stock of approximately $91,996. Management believes that the unrestricted net proceeds obtained through this transaction will be sufficient to support the Company’s operations through at least January 1, 2014 (the measurement period for such determination), and no longer believes substantial doubt as to the Company’s ability to continue as a going concern to exist.

Use of Estimates

Use of Estimates

The preparation of these consolidated financial statements requires the Company to make certain judgments, estimates and assumptions regarding uncertainties that affect the reported amounts of assets, liabilities, revenue and expenses and related disclosure of contingent assets and liabilities. Areas that require significant judgments, estimates and assumptions include accounting for inventories (including the allowance for slow moving and obsolete inventory); product warranty reserves; equity-based compensation (including the fair value of the Company’s common units used to measure equity-based compensation); income taxes (including the valuation allowance on certain deferred tax assets) and future cash flow estimates associated with long-lived assets for purposes of impairment testing. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which forms the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Foreign Currency

Foreign Currency

The local currency is the functional currency for significant operations outside of the United States. The determination of the functional currency of an operation is made based upon the appropriate economic and management indicators.

Foreign currency assets and liabilities are translated into their U.S. dollar equivalents based upon year end exchange rates, and are included in members’ equity (deficit) as a component of comprehensive loss. Revenues and expenses are translated at average exchange rates. Transaction gains and losses that arise from exchange rate fluctuations are charged to operations as incurred, except for gains and losses associated with intercompany receivables and payables for which settlement is not planned or anticipated in the foreseeable future, which are included in other comprehensive income (loss) in the consolidated statement of operations and comprehensive loss.

The Company transacts business globally and is subject to risks associated with fluctuating foreign exchange rates. Approximately 72.8%, 70.0% and 70.7% of the consolidated revenue of the Company was derived from transactions outside the United States for 2012, 2011 and 2010, respectively. This revenue is generated primarily from wholly-owned subsidiaries operating in their respective countries and surrounding geographic areas. This revenue is primarily denominated in each subsidiary’s local functional currency, including the Euro and Japanese Yen.

Revenue Recognition

Revenue Recognition

Revenue from the sale of 3D printing machines and related 3D printed parts and materials is recognized upon transfer of title, generally upon shipment. Revenue from the performance of contract services or production services is generally recognized when either the services are performed or the finished product is shipped. Revenue for all deliverables in a sales arrangement is recognized provided that persuasive evidence of a sales arrangement exists, both title and risk of loss have passed to the customer and collection is reasonably assured. Persuasive evidence of a sales arrangement exists upon execution of a written sales agreement or signed purchase order that constitutes a fixed and legally binding commitment between the Company and its customer. In instances where revenue recognition criteria are not met, amounts are recorded as deferred revenue and customer prepayments in the consolidated balance sheets.

The Company enters into sales arrangements that may provide for multiple deliverables to a customer. Sales of machines may include consumables, maintenance services, and training and installation. The Company identifies all goods and services that are to be delivered separately under a sales arrangement and allocates revenue to each deliverable based on relative fair values. Fair values are generally established based on the prices charged when sold separately by the Company. In general, revenues are separated between machines, consumables, maintenance services and installation and training services. The allocated revenue for each deliverable is then recognized ratably based on relative fair values of the components of the sale. The Company also evaluates the impact of undelivered items on the functionality of delivered items for each sales transaction and, where appropriate, defers revenue on delivered items when that functionality has been affected. Functionality is determined to be met if the delivered products or services represent a separate earnings process. Revenue from maintenance services as well as installation is recognized at the time of performance.

The Company provides customers with a standard warranty on all machines generally over a period of twelve months from the date of installation at the customer’s site. The warranty is not treated as a separate service because the warranty is an integral part of the sale of the machine. After the initial one year warranty period, the Company offers its customers optional maintenance contracts. Deferred maintenance service revenue is recognized when the maintenance services are performed since the Company has historical evidence that indicates that the costs of performing the services under the contract are not incurred on a straight-line basis.

The Company sells equipment with embedded software to its customers. The embedded software is not sold separately and it is not a significant focus of the Company’s marketing effort. The Company does not provide post-contract customer support specific to the software or incur significant costs that are within the scope of FASB guidance on accounting for software to be leased or sold. Additionally, the functionality that the software provides is marketed as part of the overall product. The software embedded in the equipment is incidental to the equipment as a whole such that the FASB guidance referenced above is not applicable. Sales of these products are recognized in accordance with FASB guidance on accounting for multiple-element arrangements.

Shipping and handling costs billed to customers for machine sales and sales of consumables are included in revenue in the consolidated statement of operations and other comprehensive loss. Costs incurred by the Company associated with shipping and handling are included in cost of sales in the consolidated statement of operations and comprehensive loss.

The Company’s terms of sale generally require payment within 30 to 60 days after shipment of a product, although the Company also recognizes that longer payment periods are customary in some countries where it transacts business. To reduce credit risk in connection with machine sales, the Company may, depending upon the circumstances, require certain amounts be prepaid prior to shipment. In some circumstances, the Company may require payment in full for its products prior to shipment and may require international customers to furnish letters of credit. These prepayments are reported as deferred revenue and customer prepayments in the consolidated balance sheets. Production and contract services are billed on a time-and-materials basis. Services under maintenance contracts are billed to customers upon performance of services in accordance with the contract.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturities when purchased of three months or less to be cash equivalents. The Company’s policy is to invest cash in excess of short-term operating and debt-service requirements in such cash equivalents. These instruments are stated at cost, which approximates fair value because of the short maturity of the instruments. The Company maintains cash balances with financial institutions located in the United States, Germany, and Japan. The Company places its cash with high quality financial institutions and believes its risk of loss is limited; however, at times, account balances may exceed international and federally insured limits. The Company has not experienced any losses associated with these cash balances.

Accounts Receivable

Accounts Receivable

Accounts receivable are reported at their net realizable value. The Company’s estimate of the allowance for doubtful accounts related to trade receivables is based on the Company’s evaluation of customer accounts with past-due outstanding balances or specific accounts for which it has information that the customer may be unable to meet its financial obligations. Based upon review of these accounts, and management’s analysis and judgment, the Company records a specific allowance for that customer’s accounts receivable balance to reduce the outstanding receivable balance to the amount expected to be collected. The allowance is re-evaluated and adjusted periodically as additional information is received that impacts the allowance amount reserved. At December 31, 2012 and 2011, the allowance for doubtful accounts was approximately $83 and $43, respectively.

Inventories

Inventories

The Company values all of its inventories at the lower of cost, as determined on the first-in, first-out (FIFO) method or market value. Overhead is allocated to work in progress and finished goods based upon normal capacity of the Company’s production facilities. Fixed overhead associated with production facilities that are being operated below normal capacity are recognized as a period expense rather than being capitalized as a product cost. An allowance for slow-moving and obsolete inventories is provided based on historical experience and current product demand. These provisions reduce the cost basis of the respective inventory and are recorded as a charge to cost of sales. At December 31, 2012 and 2011, the allowance for slow-moving and obsolete inventories was approximately $891 and $1,401, respectively.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated on a straight-line basis over the estimated useful lives of the related assets, generally three to twenty-five years. Leasehold improvements are amortized on a straight-line basis over the shorter of (i) their estimated useful lives or (ii) the estimated or contractual lives of the related leases. Gains or losses from the sale of assets are recognized upon disposal or retirement of the related assets and are generally recorded in other (income) expense — net on the statement of consolidated operations and comprehensive loss. Repairs and maintenance are charged to expense as incurred.

The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets (asset group) may not be recoverable. Recoverability of assets is determined by comparing the estimated undiscounted net cash flows of the operations related to the assets (asset group) to their carrying amount. An impairment loss would be recognized when the carrying amount of the assets (asset group) exceeds the estimated undiscounted net cash flows. The amount of the impairment loss to be recorded is calculated as the excess of carrying value of assets (asset group) over their fair value, with fair value determined using the best information available, which generally is a discounted cash flow model. The determination of what constitutes an asset group, the associated undiscounted net cash flows, and the estimated useful lives of assets require significant judgments and estimates by management. No impairment loss was recorded by the Company during 2012, 2011 or 2010.

Product Warranty Reserves

Product Warranty Reserves

Substantially all of the Company’s 3D printing machines are covered by a warranty, generally over a period of twelve months from the date of installation at the customer’s site. A liability is recorded for future warranty costs in the same period in which the related revenue is recognized. The liability is based upon anticipated parts and labor costs using historical experience. The Company periodically assesses the adequacy of the product warranty reserves based on changes in these factors and records any necessary adjustments if actual experience indicates that adjustments are necessary. Future claims experience could be materially different from prior results because of the introduction of new, more complex products, a change in the Company’s warranty policy in response to industry trends, competition or other external forces, or manufacturing changes that could impact product quality. In the event that the Company determines that its current or future product repair and replacement costs exceed estimates, an adjustment to these reserves would be charged to cost of sales in the statement of consolidated operations and comprehensive loss in the period such a determination is made. At December 31, 2012 and 2011, product warranty reserves were approximately $554 and $117, respectively, and were included in accrued expenses and other current liabilities in the consolidated balance sheets.

Income Taxes

Income Taxes

Prior to reorganization (Note 19), the Company was organized as a limited liability company. Under the provisions of the Internal Revenue Code and similar state provisions, the Company was taxed as a partnership and was not liable for income taxes. Instead, earnings and losses were included in the tax returns of its members. Therefore, the consolidated financial statements do not reflect a provision for U.S. federal or state income taxes.

The Company’s subsidiaries in Germany and Japan are taxed as corporations under the taxing regulations of Germany and Japan, respectively. As a result, the consolidated statement of operations and comprehensive loss includes tax expense related to these foreign jurisdictions. Any undistributed earnings are intended to be permanently reinvested in the respective subsidiaries.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based upon the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based upon the largest amount that has a greater than 50% likelihood of being realized upon settlement. Tax benefits that do not meet the more likely than not criteria are recognized when effectively settled, which generally means that the statute of limitations has expired or that appropriate taxing authority has completed its examination even through the statute of limitations remains open. Interest and penalties related to uncertain tax positions are recognized as part of the provision for income taxes and are accrued beginning in the period that such interest and penalties would be applicable under relevant tax law until such time that the related tax benefits are recognized.

The Company recognizes deferred tax assets and liabilities for the differences between the financial statement carrying amounts and the tax basis of assets and liabilities of the Company’s wholly-owned subsidiaries in Germany and Japan using enacted tax rates in effect in the years in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce foreign deferred tax assets to the amount expected to be realized (Note 15).

Derivative Financial Instruments

Derivative Financial Instruments

The Company is exposed to market risk from changes in interest rates and foreign currency exchange rates, which may adversely affect its results of operations and financial condition. The Company seeks to minimize these risks through regular operating and financing activities and, when the Company considers it to be appropriate, through the use of derivative financial instruments.

The Company holds interest rate swaps for the purpose of managing risks related to the variability of future earnings and cash flows caused by changes in interest rates. The Company has elected not to prepare and maintain the documentation required to qualify for hedge accounting treatment and therefore, all gains and losses (realized or unrealized) related to derivative instruments are recognized as interest expense in the statement of consolidated operations and comprehensive loss. Fair value of the interest rate swaps are reported as accrued expenses and other current liabilities in the consolidated balance sheets. The Company does not purchase, hold or sell derivative financial instruments for trading or speculative purposes.

The Company is exposed to credit risk if the counterparties to such transactions are unable to perform their obligations. However, the Company seeks to minimize such risk by entering into transactions with counterparties that are believed to be creditworthy financial institutions.

The Company held no foreign currency contracts in 2012 or 2011. During 2010, the Company entered into a foreign currency contract to hedge its exposure arising from the sale of inventory. The Company recognized a loss of approximately $76 during 2010 in connection with this transaction and the termination of this contract.

Taxes on Revenue Producing Transactions

Taxes on Revenue Producing Transactions

Taxes assessed by governmental authorities on revenue producing transactions, including sales, excise, value added and use taxes, are recorded on a net basis (excluded from revenue) in the consolidated statement of operations and comprehensive loss.

Research and Development

Research and Development

The Company is continuously involved in research and development of new methods and technologies relating to its products. All research and development costs are charged to expense as incurred.

Advertising	Advertising Advertising costs are charged to expense as incurred, and were not significant for 2012, 2011 or 2010.
Defined Contribution Plan

Defined Contribution Plan

The Company sponsors a defined contribution savings plan under section 401(k) of the Internal Revenue Code. Under the plan, participating employees in the United States may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service’s annual contribution limit. The Company makes matching contributions of 50% of the first 8% of employee contributions, subject to certain Internal Revenue Service limitations. The Company’s matching contributions to the plan were approximately $90, $87 and $57 in 2012, 2011 and 2010, respectively.

Equity-Based Compensation

Equity-Based Compensation

The Company recognizes compensation expense for equity-based grants using the straight-line attribution method, in which the expense (net of estimated forfeitures) is recognized ratably over the requisite service period based on the grant date fair value. Fair value of equity-based awards is estimated on the date of grant using the Black-Scholes pricing model. The Company recognized approximately $7,735 in equity-based compensation during 2012 (Note 12). There was no equity-based compensation expense recognized during 2011 or 2010.

Recently Adopted Accounting Guidance

Recently Adopted Accounting Guidance

On January 1, 2012, ExOne adopted changes issued by the FASB to conform existing guidance regarding fair value measurement and disclosure between GAAP and International Financial Reporting Standards. These changes both clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and amend certain principles or requirements for measuring fair value or for disclosing information about fair value measurements. The clarifying changes relate to the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s equity, and disclosure of quantitative information about unobservable inputs used for Level 3 fair value measurements. The amendments relate to measuring the fair value of financial instruments that are managed within a portfolio; application of premiums and discounts in a fair value measurement; and additional disclosures concerning the valuation processes used and sensitivity of the fair value measurement to changes in unobservable inputs for those items categorized as Level 3, a reporting entity’s use of a nonfinancial asset in a way that differs from the asset’s highest and best use, and the categorization by level in the fair value hierarchy for items required to be measured at fair value for disclosure purposes only. Other than the additional disclosure requirements (see Note 16), the adoption of these changes had no impact on the consolidated financial statements.

On January 1, 2012, ExOne adopted changes issued by the FASB to the presentation of comprehensive income (loss). These changes give an entity the option to present the total of comprehensive income (loss), the components of net income (loss), and the components of other comprehensive income (loss) either in a single continuous statement or in two separate but consecutive statements. The option to present components of other comprehensive income (loss) as part of the statement of changes in members’ equity was eliminated. The items that must be reported in other comprehensive income (loss) or when an item of other comprehensive income (loss) must be reclassified to net income (loss) were not changed. Additionally, no changes were made to the calculation and presentation of earnings per share (unit). The Company elected to present the single continuous statement option. Other than the change in presentation, the adoption of these changes had no impact on the consolidated financial statements.

Computation of Net Loss Attributable to ExOne Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Attributable to ExOne Per Common Share

The information used to compute basic and diluted net loss attributable to ExOne per common share was as follows:

	Quarter Ended June 30, 2013	Six Months Ended June 30, 2013

Net loss attributable to ExOne	$(1,120)	$(3,034)
Less: Preferred stock dividends declared	—	(152)

Net loss available to ExOne common shareholders	$(1,120)	$(3,186)

Weighted average shares outstanding (basic and diluted)	13,281,608	11,697,018

Net loss attributable to ExOne per common share:
Basic	$(0.08)	$(0.27)
Diluted	(0.08)	(0.27)

As the Company has incurred a net loss in 2012, 2011 and 2010, the conversion of the preferred units, as described in Note 11, has an anti-dilutive effect and is therefore excluded from the calculation below.

	2012	2011	2010
Net loss attributable to ExOne	$(10,168)	$(8,037)	$(5,508)
Less: Preferred unit dividends declared	(1,437)	—	—

Net loss available to ExOne common unitholders	$(11,605)	$(8,037)	$(5,508)

Weighted average shares outstanding (basic and diluted)	10,000,000	10,000,000	10,000,000
Net loss attributable to ExOne per common unit:
Basic	$(1.16)	$(0.80)	$(0.55)
Diluted	$(1.16)	$(0.80)	$(0.55)

Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventories

	June 30, 2013	December 31, 2012
Raw materials and components	$3,906	$4,892
Work in process	3,536	2,098
Finished goods	1,323	495

	$8,765	$7,485

	2012	2011
Raw materials and components	$4,892	$2,137
Work in process	2,098	1,694
Finished goods	495	600

	$7,485	$4,431

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

	2012	2011
Deferred offering costs	$712	$—
Value-added taxes (VAT) receivable	—	140
Amounts due from related parties	38	396
Vendor deposits	559	—
Other	234	318

	$1,543	$854

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment

Property and equipment consist of the following at December 31:

	2012	2011	Useful Life (in years)
Land	$778	$178	—
Buildings and related improvements	4,941	2,215	25
Machinery and equipment	9,674	8,087	3-7
Computer equipment and software	971	724	3-5
Other	479	319	3-7

	16,843	11,523
Less: Accumulated depreciation	(5,118)	(3,714)

	11,725	7,809
Construction-in-progress	742	110

Property and equipment — net	$12,467	$7,919

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following at December 31:

	2012	2011
Accrued license fees	$748	$1,183
Accrued payroll and related costs	1,367	705
Accrued income taxes	457	956
Value-added taxes (VAT) and other taxes payable	414	124
Product warranty reserves	554	117
Liability for uncertain tax positions	416	264
Other	480	276

	$4,436	$3,625

Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Components of Long-term Debt

Long-term debt consists of the following:

	June 30, 2013	December 31, 2012
ExOne
Building note payable to a bank, with monthly payments of $18 including interest at 4.00% through May 2017 and subsequently, the monthly average yield on U.S. Treasury Securities plus 3.25% for the remainder of the term through May 2027.	$2,270	$2,334

Building note payable to an unrelated entity, with monthly payments including interest at 6.00% through June 2014.	—	300

Lone Star Metal Fabrication, LLC
Building note payable to a bank, with monthly payments including interest at 7.00% through July 2014.	—	727

Troy Metal Fabricating, LLC
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 3.00% (3.21% at December 31, 2012) through December 2017.	—	1,193

Equipment note payable to a bank, with monthly payments including interest at 4.83% through December 2016.	—	1,056

Equipment line of credit to a bank, converted to term debt in January 2012; monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through December 2016.	—	886

Building note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.45% (2.66% at December 31, 2012) through April 2013. Interest is fixed at 6.80% under a related interest rate swap agreement.	—	760

Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through January 2014. Interest is fixed at 6.68% under a related interest rate swap agreement.	—	228

Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through April 2013.	—	213

	2,270	7,697

Less: Current portion of long-term debt	124	2,028

	$2,146	$5,669

Long-term debt consists of the following at December 31:

	2012	2011
ExOne
Building note payable to a bank, with monthly payments including interest at 4.3% through May 2017 and subsequently, the monthly average yield on U.S. Treasury Securities plus 3.25% for the remainder of the term through May 2027.	$2,334	$—
Building note payable to an unrelated entity, with monthly payments including interest at 6.0% through June 2014.	300	—
Lone Star Metal Fabrication, LLC
Building note payable to a bank, with monthly payments including interest at 7.0% through July 2014.	727	765
Equipment note payable to a bank, with monthly payments including interest at 7.0% through July 2014.	—	420
Troy Metal Fabricating, LLC
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 3.0% (3.21% at December 31, 2012) through December 2017.	1,193	—
Equipment note payable to a bank, with monthly payments including interest at 4.83% through December 2016.	1,056	1,291
Equipment line of credit to a bank, converted to term debt in January 2012; monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through December 2016.	886	1,108
Building note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.45% (2.66% at December 31, 2012) through April 2013. Interest is fixed at 6.80% under an interest rate swap (see below).	760	781
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through January 2014. Interest is fixed at 6.68% under an interest rate swap (see below).	228	433
Equipment note payable to a bank, with monthly payments including interest at one-month BBA LIBOR plus 2.75% (2.96% at December 31, 2012) through April 2013.	213	631

	7,697	5,429
Less: Current portion of long-term debt	2,028	1,294

	$5,669	$4,135

Future Maturities of Long-Term Debt	Future maturities of long-term debt at December 31, 2012, are approximately as follows:

2013	$2,028
2014	1,829
2015	853
2016	878
2017	402
Thereafter	1,707

$7,697

Terms of Interest Rate Swap Agreements

The significant terms of interest rate swap agreements at December 31, 2012 and 2011, are as follows:

	2012
	TMF building note payable	TMF equipment note payable
Notional amount	$760	$228
Fixed rate	6.80%	6.68%
Floating rate	2.66%	2.66%
Maturity date	April 2, 2013	April 2, 2013

	2011
	TMF building note payable	TMF equipment note payable
Notional amount	$781	$433
Fixed rate	6.80%	6.68%
Floating rate	2.73%	2.73%
Maturity date	April 2, 2013	April 2, 2013

Capital and Financing Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future Maturities of Financing Leases	Future maturities of financing leases at December 31, 2012, are approximately as follows:

2013	$920
2014	773
2015	606
2016	335
2017	235
Thereafter	—

$2,869

Operating Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future Minimum Lease Payments of Operating Lease Arrangements	Future minimum lease payments of operating lease arrangements at December 31, 2012, are approximately as follows:

2013	$739
2014	62
2015	47
2016	24
2017	9
Thereafter	—

$881

Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Reconciliation of the Provision for Income Taxes

A reconciliation of the provision for income taxes at the U.S. statutory rate of 35.0% to the effective rate of the Company for the years ended December 31 is as follows:

	2012	2011	2010
U.S. statutory rate (35.0%)	$(3,043)	$(2,305)	$(1,744)
Limited liability company losses not subject to tax	4,018	1,818	2,110
Taxes on foreign operations	(164)	(71)	(95)
Increase in uncertain tax positions	146	249	15
Net change in valuation allowances	8	1,290	(140)
Permanent differences and other	30	50	52

Provision for income taxes	$995	$1,031	$198

Effective tax rate	111.5%	115.7%	104.0%

Components of Net Deferred Income Tax Assets and Net Deferred Income Tax Liabilities

The components of net deferred income tax assets and net deferred income tax liabilities were as follows:

	June 30, 2013	January 1, 2013 (Reorganization)	December 31, 2012
Current deferred tax assets (liabilities):
Accounts receivable	$27	$31	$—
Inventories	376	(40)	(434)
Accrued expenses and other current liabilities	599	562	143
Deferred revenue and customer prepayments	32	1,851	1,912
Other	48	10	250
Valuation allowance	(1,082)	(2,429)	(2,049)

Current deferred tax assets (liabilities)	—	(15)	(178)

Noncurrent deferred tax assets (liabilities):
Net operating loss carryforwards	1,595	431	431
Tax credit carryforwards	436	—	—
Property and equipment	962	691	599
Other	25	342	567
Valuation allowance	(3,018)	(1,449)	(1,419)

Noncurrent deferred tax assets (liabilities)	—	15	178

Net deferred tax assets (liabilities)	$—	$—	$—

The components of net deferred income tax assets and net deferred income tax liabilities at December 31 were as follows:

	2012	2011
Current deferred tax assets (liabilities):
Accounts receivable	$—	$515
Inventories	(434)	(638)
Accrued expenses and other current liabilities	143	(117)
Deferred revenue and customer prepayments	1,912	1,917
Other	250	(67)
Valuation allowance	(2,049)	(1,984)

Current deferred tax assets (liabilities)	(178)	(374)

Noncurrent deferred tax assets (liabilities):
Net operating loss carryforwards	431	868
Property and equipment	599	922
Other	567	236
Valuation allowance	(1,419)	(1,652)

Noncurrent deferred tax assets (liabilities)	178	374

Net deferred tax assets (liabilities)	—	—

Summary of Changes to Valuation Allowances

The following table summarizes changes to the Company’s valuation allowances at December 31:

	2012	2011
Beginning balance	$3,636	$2,266
Increase to allowance	8	1,290
Foreign currency	(176)	80

Ending balance	3,468	3,636

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31 was as follows.

	2012	2011	2010
Beginning balance	$264	$15	$—
Increases related to current year tax positions	146	249	15
Foreign currency	6	—	—

Ending balance	$416	$264	$15

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Liabilities Measured on Recurring Basis

The following table sets forth the fair value of the Company’s liabilities measured on a recurring basis by level:

	Level	June 30, 2013	December 31, 2012
Accrued expenses and other current liabilities:
Interest rate swap liability	2	$—	$13

The following table sets forth the fair value of the Company’s liabilities measured on a recurring basis by level:

December 31,	Level	2012	2011
Accrued expenses and other current liabilities:
Interest rate swap liability	2	$13	$60
Redeemable preferred units	3	—	$18,984

Summary of Changes in Fair Value of Company's Level 3 Financial Instruments

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial instruments:

	Quarter Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Beginning balance	$—	$—	$—	$18,984
Realized gains (losses)	—	—	—	—
Unrealized gains (losses)	—	—	—	—
Purchases	—	—	—	—
Sales	—	—	—	—
Issuances	—	—	—	—
Settlements	—	—	—	(18,984)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Ending balance	$—	$—	$—	$—

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 financial instruments:

	2012	2011
Beginning balance	$18,984	$—
Realized gains (losses)	—	—
Unrealized gains (losses)	—	—
Purchases	—	—
Sales	—	—
Issuances	—	18,984
Settlements	(18,984)	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Ending balance	$—	$18,984

Carrying Values and Fair Values of Other Financial Instruments

The carrying values and fair values of other financial instruments of the Company were as follows:

	June 30, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents	$64,550	$64,550	$2,802	$2,802
Line of credit	—	—	528	528
Demand note payable to member	—	—	8,666	8,666
Current portion of long-term debt	124	124	2,028	2,028
Current portion of capital and financing leases	507	507	920	920
Long-term debt - net of current portion	2,146	1,854	5,669	7,880
Capital and financing leases - net of current portion	722	722	1,949	1,949

The carrying values and fair values of other ExOne financial instruments were as follows:

	2012		2011
December 31,	Carrying Value	Fair Value	Carrying Value	Fair Value
Cash and cash equivalents	$2,802	$2,802	$3,496	$3,496
Line of credit	$528	$528	$—	$—
Demand note payable to member	$8,666	$8,666	$—	$—
Current portion of long-term debt	$2,028	$2,028	$1,294	$1,294
Current portion of financing leases	$920	$920	$—	$—
Long-term debt — net of current portion	$5,669	$7,880	$4,135	$6,377
Financing leases — net of current portion	$1,949	$1,949	$—	$—

Segment, Product and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Revenue by Product

Revenue by product for the year ended December 31 was as follows:

	2012	2011	2010
3D printing machines	$15,668	$5,406	$5,622
3D printed parts, materials and other services	12,989	9,884	7,818

	$28,657	$15,290	$13,440

Geographic Information for Revenue

Geographic information for revenue for the year ended December 31 was as follows (based on the country where the sale originated):

	2012	2011	2010
United States	$7,802	$4,587	$3,936
Germany	13,956	5,678	6,909
Japan	6,899	5,025	2,595

	$28,657	$15,290	$13,440

Geographic Information for Long-Lived Assets

Geographic information for long-lived assets at December 31 was as follows (based on the physical location of assets):

	2012	2011
United States	$9,592	$5,672
Germany	2,550	1,230
Japan	325	1,017

	$12,467	$7,919

Common Units, Preferred Units, Preferred Stock and Common Stock (Tables)	6 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Summary of Common Stock Activity

The following table summarizes common stock activity:

Common Stock (number of shares)
Balance at December 31, 2012	—
Conversion of common units of The Ex One Company, LLC to common stock of The ExOne Company	5,800,000
Conversion of preferred stock to common stock immediately prior to closing of the initial public offering of The ExOne Company	1,998,275
Initial public offering of The ExOne Company	5,483,333

Balance at June 30, 2013	13,281,608

Equity-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Total Equity-Based Compensation Expense Recognized for All ISOs and Restricted Stock Awards

The following table summarizes the total equity-based compensation expense recognized for all ISOs and restricted stock awards:

	Quarter Ended June 30, 2013	Six Months Ended June 30, 2013
Equity-based compensation expense recognized:
ISOs	$161	$257
Restricted stock	39	54

Total equity-based compensation expense before income taxes	$200	$311
Benefit for income taxes*	—	—

Total equity-based compensation expense net of income taxes	$200	$311

*	The benefit for income taxes from equity-based compensation has been determined to be $0 based on a full valuation allowance against net deferred tax assets for both the quarter and six months ended June 30, 2013. In the absence of a full valuation allowance, the tax benefit derived from equity-based compensation would be approximately $34 and $51 for the quarter and six months ended June 30, 2013, respectively.

Summary of Fair Value of ISOs Estimated on the Date of Grant Using the Black-Scholes Option

The fair value of ISOs was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Weighted average fair value per ISO	$11.03
Volatility	68.70%
Average risk-free interest rate	1.07%
Dividend yield	0.00%
Expected term (years)	6.0

Summary of Activity for ISOs

The activity for ISOs for the six months ended June 30, 2013, was as follows:

	Number of ISOs	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value

Outstanding at January 1, 2013	—	$—	$—
ISOs granted	180,000	$18.00	$11.03
ISOs forfeited	(5,000)	$18.00	$11.03

Outstanding at June 30, 2013	175,000	$18.00	$11.03

ISOs exercisable	—	$—	$—
ISOs expected to vest	175,000	$18.00	$11.03

Summary of Activity for Restricted Stock Awards

The activity for restricted stock awards for the six months ended June 30, 2013, was as follows:

	Shares of Restricted Stock	Weighted Average Grant Date Fair Value

Outstanding at January 1, 2013	—	$—
Restricted shares granted	20,000	$23.26
Restricted shares forfeited	—	$—

Outstanding at June 30, 2013	20,000	$23.26

Restricted shares vested	—	$—
Restricted shares expected to vest	20,000	$23.26

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended											1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Sales Revenue, Net [Member] Minimum [Member]	Dec. 31, 2011 Sales Revenue, Net [Member] Minimum [Member]	Dec. 31, 2010 Sales Revenue, Net [Member] Minimum [Member]	Dec. 31, 2012 Sales Revenue, Net [Member] Outside of United States [Member]	Dec. 31, 2011 Sales Revenue, Net [Member] Outside of United States [Member]	Dec. 31, 2010 Sales Revenue, Net [Member] Outside of United States [Member]	Feb. 12, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]
Accounting Policies [Line Items]
Date of merge with Delaware corporation			Jan 1, 2013														Jan 1, 2013
Net loss	$ 1,120	$ 3,461	$ 2,896	$ 4,956	$ 9,688	$ 7,617	$ 5,180
Unrestricted net proceeds from the sale of its common stock, gross of offering expenses																91,996
Percentage of revenue derived outside the United States										10.00%	10.00%	10.00%	72.80%	70.00%	70.70%
Term til payment is required from date of shipment								30 days	60 days
Allowance for doubtful accounts	75		75		83	43
Allowance for slow-moving and obsolete inventories	859		859		891	1,401
Estimated useful lives								3 years	25 years
Product warranty reserves					554	117
Loss on termination of foreign currency contract							76
Percentage of contributions matched					50.00%
Percentage of matching contributions					8.00%
Contributions made to defined contribution savings plan					90	87	57
Equity-based contribution			$ 311	$ 1,785	$ 7,735

Computation of Net Loss Attributable to ExOne Per Common Share - Computation of Basic and Diluted Net Loss Attributable to ExOne Per Common Share (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012		Jun. 30, 2013	Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net loss attributable to ExOne	$ (1,120)	$ (3,609)		$ (3,034)	$ (5,138)		$ (10,168)	$ (8,037)	$ (5,508)
Less: Preferred stock dividends declared				(152)			(1,437)
Net loss available to ExOne common shareholders	$ (1,120)			$ (3,186)			$ (11,605)	$ (8,037)	$ (5,508)
Weighted average shares outstanding (basic and diluted)	13,281,608			11,697,018			10,000,000	10,000,000	10,000,000
Net loss attributable to ExOne per common share:
Basic	$ (0.08)		[1]	$ (0.27)		[1]	$ (1.16)	$ (0.8)	$ (0.55)
Diluted	$ (0.08)		[1]	$ (0.27)		[1]	$ (1.16)	$ (0.8)	$ (0.55)

[1]	Information not comparable for the quarter and six months ended June 30, 2012 as a result of the Reorganization of the Company as a corporation on January 1, 2013 (Note 1).

Inventories - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Raw materials and components	$ 3,906	$ 4,892	$ 2,137
Work in process	3,536	2,098	1,694
Finished goods	1,323	495	600
Inventories	$ 8,765	$ 7,485	$ 4,431

Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Allowance for slow-moving and obsolete inventories	$ 859	$ 891	$ 1,401

Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Deferred offering costs		$ 712
Value-added taxes (VAT) receivable			140
Amounts due from related parties		38	396
Vendor deposits		559
Other		234	318
Prepaid expenses and other current assets	$ 2,346	$ 1,543	$ 854

Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Land		$ 778	$ 178
Buildings and related improvements		4,941	2,215
Machinery and equipment		9,674	8,087
Computer equipment and software		971	724
Other		479	319
Property and equipment - gross		16,843	11,523
Less: Accumulated depreciation		(5,118)	(3,714)
Property and equipment - net, before construction-in-progress		11,725	7,809
Construction-in-progress		742	110
Property and equipment - net	$ 14,309	$ 12,467	$ 7,919

Property and Equipment (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Building and Related Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life	25 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years
Minimum [Member] | Computers Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Minimum [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life	25 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life	7 years
Maximum [Member] | Computers Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years
Maximum [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years

Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Consolidated variable interest entities, Property and equipment			$ 5,567	$ 5,798
Machinery and equipment			9,674	8,087
Depreciation expense	1,096	805	1,683	1,170	1,072
Assets Held under Capital Leases
Depreciation and Amortization Expenses For Property Plant And Equipment [Line Items]
Machinery and equipment			$ 1,160

Accrued Expenses and Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Accrued license fees		$ 748	$ 1,183
Accrued payroll and related costs		1,367	705
Accrued income taxes		457	956
Value-added taxes (VAT) and other taxes payable		414	124
Product warranty reserves		554	117
Liability for uncertain tax positions		416	264
Other		480	276
Accrued expenses and other current liabilities	$ 4,660	$ 4,436	$ 3,625

Line of Credit - Additional Information (Detail) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Jun. 30, 2013 Short-Term Borrowings [Member]	Dec. 31, 2012 Short-Term Borrowings [Member]	Jun. 30, 2013 Overdraft [Member]	Dec. 31, 2012 Overdraft [Member]
Credit Facility [Line Items]
Line of credit and security agreement amount	$ 1,700	€ 1,300	$ 2,000	€ 1,500
Cash available for short-term borrowings or cash advances (overdrafts)	650	500	1,100	800
Interest rate							2.51%	1.82%	6.20%	6.20%
Borrowings outstanding			528	400
Security agreement interest rate	1.75%	1.75%	1.75%	1.75%
Transactions guaranteed by the security agreement	$ 343	€ 264	$ 757	€ 573	$ 231	€ 178

Demand Note Payable to Member - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 14, 2013	Dec. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Payables And Accruals [Abstract]
Accrued interest on cash advances			8.00%		8.00%	8.00%
Credit balance outstanding on cash advances		$ 18,984			$ 8,666
Conversion of demand note payable to member to redeemable preferred units		18,984				18,984
Additions to outstanding line of credit			1,219
Conversion of preferred unit dividends			1,133
Repayment of line of credit	$ 9,885		$ 528	$ (913)	$ (528)

Long-Term Debt - Components of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Feb. 14, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Note payable to a bank		$ 300
Note payable to a bank	2,270		7,697	5,429
Less: Current portion of long-term debt	124		2,028	1,294
Non-current portion	2,146		5,669	4,135
ExOne [Member] | Building Note Payable to Bank through May 2017 [Member]
Debt Instrument [Line Items]
Note payable to a bank	2,270		2,334
ExOne [Member] | Building Note Payable to Unrelated Entity through June 2014 [Member]
Debt Instrument [Line Items]
Note payable to a bank			300
Lone Star Metal Fabrication, LLC [Member] | Building Note Payable to Bank through July 2014 [Member]
Debt Instrument [Line Items]
Note payable to a bank			727	765
Lone Star Metal Fabrication, LLC [Member] | Equipment note payable to bank through July 2014 [Member]
Debt Instrument [Line Items]
Note payable to a bank				420
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through December 2017 [Member]
Debt Instrument [Line Items]
Note payable to a bank			1,193
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through December 2016 [Member]
Debt Instrument [Line Items]
Note payable to a bank			1,056	1,291
Troy Metal Fabricating, LLC [Member] | Equipment Line of Credit to Bank through December 2016 [Member]
Debt Instrument [Line Items]
Note payable			886	1,108
Troy Metal Fabricating, LLC [Member] | Building Note Payable to Bank through April 2013 [Member]
Debt Instrument [Line Items]
Note payable to a bank			760	781
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through January 2014 [Member]
Debt Instrument [Line Items]
Note payable to a bank			228	433
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through April 2013 [Member]
Debt Instrument [Line Items]
Note payable to a bank			$ 213	$ 631

Long-Term Debt - Components of Long-Term Debt (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
ExOne [Member] | Building Note Payable to Bank through May 2017 [Member]
Debt Instrument [Line Items]
Notes payable monthly payments	18
Building note payable to a bank, with monthly payment	4.00%	4.30%
Notes payable maturity	May 2017	May 2017
ExOne [Member] | Building Note Payable to Bank through May 2027 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payments interest rate	3.25%	3.25%
Notes payable maturity	May 2027	May 2027
ExOne [Member] | Building Note Payable to Unrelated Entity through June 2014 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payment	6.00%	6.00%
Notes payable maturity	June 2014	June 2014
Lone Star Metal Fabrication, LLC [Member] | Building Note Payable to Bank through July 2014 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payment	7.00%	7.00%
Notes payable maturity	July 2014	July 2014
Lone Star Metal Fabrication, LLC [Member] | Equipment note payable to bank through July 2014 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payment		7.00%
Notes payable maturity		July 2014
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through December 2017 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payments interest rate	3.00%	3.00%
Building note payable to a bank, with monthly effective percentage		3.21%
Notes payable maturity	December 2017	December 2017
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through December 2016 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payment	4.83%	4.83%
Notes payable maturity	December 2016	December 2016
Troy Metal Fabricating, LLC [Member] | Equipment Line of Credit to Bank through December 2016 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payments interest rate	2.75%	2.75%
Building note payable to a bank, with monthly effective percentage		2.96%
Notes payable maturity	December 2016	December 2016
Troy Metal Fabricating, LLC [Member] | Building Note Payable to Bank through April 2013 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payments interest rate	2.45%	2.45%
Building note payable to a bank, with monthly effective percentage		2.66%
Interest rate swap	6.80%	6.80%
Notes payable maturity	April 2013	April 2013
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through January 2014 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payments interest rate	2.75%	2.75%
Building note payable to a bank, with monthly effective percentage		2.96%
Interest rate swap	6.68%	6.68%
Notes payable maturity	January 2014	January 2014
Troy Metal Fabricating, LLC [Member] | Equipment Note Payable to Bank through April 2013 [Member]
Debt Instrument [Line Items]
Building note payable to a bank, with monthly payments interest rate	2.75%	2.75%
Building note payable to a bank, with monthly effective percentage		2.96%
Notes payable maturity	April 2013	April 2013

Long-Term Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended					6 Months Ended	12 Months Ended
	Mar. 27, 2013	Jun. 30, 2013	Feb. 14, 2013	Dec. 31, 2012	Dec. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Jun. 30, 2013 Troy Metal Fabricating, LLC [Member] Equipment Note Payable to Bank through December 2017 [Member]	Dec. 31, 2012 Troy Metal Fabricating, LLC [Member] Equipment Note Payable to Bank through December 2017 [Member]
Debt Instrument [Line Items]
Note payable to a bank			$ 300					$ 1,193
Building note payable to a bank, with monthly payments interest rate							3.00%	3.00%
Building note payable to a bank, with monthly effective percentage								3.21%
Notes payable maturity							December 2017	December 2017
Fair value of interest rate swaps liability					13	60
Repayment of outstanding debt on Lone Star and TMF	4,700	4,700
Fair value of interest rate swaps liability				$ 13

Future Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013		$ 2,028
2014		1,829
2015		853
2016		878
2017		402
Thereafter		1,707
Note payable to a bank	$ 2,270	$ 7,697	$ 5,429

Terms of Interest Rate Swap Agreements (Detail) (Troy Metal Fabricating, LLC [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2013 Building Note Payable to Bank through April 2013 [Member]	Dec. 31, 2012 Building Note Payable to Bank through April 2013 [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Building Note Payable to Bank through April 2013 [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Building Note Payable to Bank through April 2013 [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Equipment Note Payable to Bank through April 2013 [Member]	Dec. 31, 2011 Interest Rate Swap [Member] Equipment Note Payable to Bank through April 2013 [Member]
Derivative [Line Items]
Notional amount			$ 760	$ 781	$ 228	$ 433
Fixed rate	6.80%	6.80%	6.80%	6.80%	6.68%	6.68%
Floating rate			2.66%	2.73%	2.66%	2.73%
Maturity date			Apr 2, 2013	Apr 2, 2013	Apr 2, 2013	Apr 2, 2013

Capital and Financing Leases - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended			12 Months Ended	6 Months Ended			12 Months Ended		6 Months Ended		12 Months Ended
	Mar. 27, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 Related party [Member] USD ($)	Jun. 30, 2013 July 2012 [Member] USD ($)	Dec. 31, 2012 July 2012 [Member] USD ($)	Jun. 30, 2013 January 2013 [Member] USD ($)	Jun. 30, 2013 November 2012 [Member] USD ($)	Jun. 30, 2013 November 2012 [Member] EUR (€)	Dec. 31, 2012 November 2012 [Member] USD ($)	Dec. 31, 2012 November 2012 [Member] EUR (€)	Jun. 30, 2013 March 2012 [Member] USD ($)	Jun. 30, 2013 March 2012 [Member] EUR (€)	Dec. 31, 2012 March 2012 [Member] USD ($)	Dec. 31, 2012 March 2012 [Member] EUR (€)
Sale Leaseback Transaction [Line Items]
Proceeds from sale-leaseback transaction				$ 1,553	$ 1,553		$ 974	€ 737	$ 974	€ 737	$ 985	€ 739	$ 985	€ 739
Lease repayment period				5 years	5 years	5 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Interest rate					6.00%	4.40%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Present value of future minimum lease payments					1,463	252	548	421	853	646	429	330	553	418
Equipment leasing arrangement, monthly payments						5
Cash payment for settlement of financing lease	$ 4,700	$ 4,700	$ 1,372

Future Maturities of Financing Lease (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 920
2014	773
2015	606
2016	335
2017	235
Thereafter
Future Maturities of Financing leases Total	$ 2,869

Common Units, Preferred Units, Preferred Stock and Common Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				6 Months Ended	12 Months Ended		1 Months Ended
	Feb. 12, 2013 Ratio	Feb. 06, 2013	Jan. 31, 2013	May 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 06, 2013 Subsequent Event [Member] Ratio	Jan. 31, 2013 Subsequent Event [Member]	Dec. 30, 2011 Redeemable Preferred Units [Member]
Class of Stock [Line Items]
Common units issued					10,000,000	10,000,000	10,000,000
Common units outstanding					10,000,000	10,000,000	10,000,000
Number of common units exchange for common stock									10,000,000
Number of common stock shares exchanged with common units of former liability			5,800,000						5,800,000
Debt conversion agreement										$ 18,984
Number of redeemable preferred units issued as per conversion agreement										18,983,602
Conversion price per share										$ 1
Cumulative dividends at annual rate					8.00%	8.00%
Preferred stock payment to unitholders					1.00 plus all accrued but unpaid dividends for each unit	1.00 plus all accrued but unpaid dividends for each unit
Preferred stock conversion rate to common stock					Conversion rate of 9.5 preferred units for 1.0 common unit	Conversion rate of 9.5 preferred units for 1.0 common unit
Preferred stock conversion rate	9.5							9.5
Conversion of common units	1,998,275							1,998,275
Proceeds of the offering		90,371			50,000	50,000
Fair value of preferred units reclassified from liability to equity						$ (18,984)
Preferred Units distributed to each partner				6,000,000
Preferred units per share				$ 1
Number of preferred shares exchanged with common units of former liability			18,983,602						18,983,602
Common stock, shares authorized	200,000,000				200,000,000	200,000,000
Common stock, par value	$ 0.01				$ 0.01	$ 0.01
Common stock, shares issued	13,281,608	5,483,333			13,281,608	13,281,608
Common stock, shares outstanding	13,281,608				13,281,608	13,281,608
Preferred Stock, authorized	50,000,000
Preferred Stock, par value	$ 0.01

Equity-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		2 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended		6 Months Ended
	Jan. 31, 2013	May 31, 2012	Aug. 31, 2012 Employees	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Feb. 12, 2013	Jun. 30, 2013 Common Units [Member]	Dec. 31, 2012 Common Units [Member]	Jan. 31, 2013 ISOs [Member]	Jun. 30, 2013 ISOs [Member]	Mar. 31, 2013 Restricted Stock [Member]	Jan. 31, 2013 Restricted Stock [Member]	Jun. 30, 2013 Restricted Stock [Member]	Jun. 30, 2013 Unvested ISOs [Member]	Jan. 31, 2013 Maximum [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Sale of common unit		300,000
Common unit per unit		1.25
Number of employees sold common units			2
Fair value of common stock per unit		7.2	7.2
Recognized compensation expenses					$ 1,785	$ 7,735
Volatility of company equity security								65.00%	65.00%
Risk free interest rate				0.20%		0.16%
Common stock reserved for issuance	500,000
Percentage of outstanding shares of common stock	3.00%
Number of Shares authorized				200,000,000		200,000,000	200,000,000			180,000		10,000	10,000			1,992,242
Stock options per share				$ 0.01		$ 0.01	$ 0.01			$ 18
Awards vesting during anniversaries of grand date										These awards vest in one-third increments on the first, second and third anniversaries of the grant date		This award vests vest in one-third increments on the first, second and third anniversaries of the grant date	These awards vest in one-third increments on the first, second and third anniversaries of the grant date
Expire date										Feb 6, 2023
Total future compensation expense											1,672			412
Weighted-average remaining vesting period				2 years 8 months 12 days
Aggregate intrinsic value											$ 7,651				$ 7,651
Weighted average remaining contractual term											9 years 7 months 6 days

License Agreements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 22, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
License And Collaboration Agreements [Line Items]
License fee expenses		$ 53		$ 269	$ 83	$ 386	$ 57	$ 682	$ 357
Other noncurrent liabilities		398			398		491	0
License Agreement Terms [Member]
License And Collaboration Agreements [Line Items]
License fee expenses		0		273	0	382		595	275
Accrued license fees		706			706		1,015
Accrued expenses and other current liabilities		528			528		748	1,183
Other noncurrent liabilities		178			178		267
Terms of the MIT Agreement remain in force	December 31, 2016
Increase in the annual license maintenance fees due December 31, 2013 through December 31, 2016	50
Annual license fee for extension of term beyond 2016	100
Reduction in accrued license fees							1,500
Reduction in cost of sales due to License royalties							159
Reimbursement of qualifying patent expenses		0		5	3	22	50	11	18
Payment for royalties			200
License Agreement Terms [Member] | Subsequent Event [Member]
License And Collaboration Agreements [Line Items]
Terms of the MIT Agreement remain in force	December 31, 2016
Increase in the annual license maintenance fees due December 31, 2013 through December 31, 2016	50
Royalties payable	200
Annual license fee for extension of term beyond 2016	100
License Agreement Terms [Member] | Amended [Member]
License And Collaboration Agreements [Line Items]
Increase in the annual license maintenance fees due December 31, 2013 through December 31, 2016	100
License Agreement Terms [Member] | Amended [Member] | Subsequent Event [Member]
License And Collaboration Agreements [Line Items]
Increase in the annual license maintenance fees due December 31, 2013 through December 31, 2016	$ 100
License Agreement Terms [Member] | Minimum [Member]
License And Collaboration Agreements [Line Items]
Patent license agreement expiration date					2013		2013
Royalties as a percentage of sales							2.50%
License Agreement Terms [Member] | Maximum [Member]
License And Collaboration Agreements [Line Items]
Patent license agreement expiration date					2021		2021
Royalties as a percentage of sales							5.00%

Future Minimum lease Payments of Operating Lease Arrangements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Abstract]
2013	$ 739
2014	62
2015	47
2016	24
2017	9
Thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 881

Operating Lease Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Rent expense	$ 984	$ 1,057	$ 847

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Taxes [Line Items]
Income before income taxes	$ (1,048)		$ (3,215)		$ (2,805)		$ (4,722)		$ (8,693)	$ (6,586)	$ (4,982)
Provision for income taxes	72	[1]	246	[1]	91	[1]	234	[1]	995	1,031	198
Effective tax rate differs from U.S. federal statutory rate	34.00%		34.00%		34.00%		34.00%		35.00%	35.00%	35.00%
Liability for uncertain tax positions									416	264
Net initial deferred tax asset									410
Percentage valuation allowance of initial net deferred tax asset									100.00%
Effective tax rate	106.90%		107.70%		103.20%		105.00%		111.50%	115.70%	104.00%
Tax credit carryforwards	436				436
Liability for uncertain tax positions	548				548				416
Japanese Subsidiary [Member]
Schedule Of Income Taxes [Line Items]
Net operating loss carry forwards	620				620
Liability for uncertain tax positions	0				0				94
United States Subsidiary [Member]
Schedule Of Income Taxes [Line Items]
Net operating loss carry forwards	975				975
Expiration period of net operating loss carryforwards					2033
Tax credit carryforwards	436				436
Expiration period of tax credit carryforwards					2023
ExOne GmbH [Member]
Schedule Of Income Taxes [Line Items]
Income before income taxes									2,803	2,473	648
Ex One KK [Member]
Schedule Of Income Taxes [Line Items]
Income before income taxes									878	396	0
Liability for uncertain tax positions									94	377
Ex One KK [Member] | Foreign [Member]
Schedule Of Income Taxes [Line Items]
Net operating loss carry forwards									$ 1,076
Minimum [Member] | Japanese Subsidiary [Member]
Schedule Of Income Taxes [Line Items]
Expiration period of net operating loss carryforwards					2013
Minimum [Member] | Ex One KK [Member] | Foreign [Member]
Schedule Of Income Taxes [Line Items]
Expiration period of net operating loss carryforwards									2013
Maximum [Member] | Japanese Subsidiary [Member]
Schedule Of Income Taxes [Line Items]
Expiration period of net operating loss carryforwards					2019
Maximum [Member] | Ex One KK [Member] | Foreign [Member]
Schedule Of Income Taxes [Line Items]
Expiration period of net operating loss carryforwards									2019

[1]	Information not comparable for the quarter and six months ended June 30, 2012 as a result of the Reorganization of the Company as a corporation on January 1, 2013 (Note 1).

Reconciliation of the Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. statutory rate (35.0%)									$ (3,043)	$ (2,305)	$ (1,744)
Limited liability company losses not subject to tax									4,018	1,818	2,110
Taxes on foreign operations									(164)	(71)	(95)
Increase in uncertain tax positions									146	249	15
Net change in valuation allowances									8	1,290	(140)
Permanent differences and other									30	50	52
Provision for income taxes	$ 72	[1]	$ 246	[1]	$ 91	[1]	$ 234	[1]	$ 995	$ 1,031	$ 198
Effective tax rate	106.90%		107.70%		103.20%		105.00%		111.50%	115.70%	104.00%

[1]	Information not comparable for the quarter and six months ended June 30, 2012 as a result of the Reorganization of the Company as a corporation on January 1, 2013 (Note 1).

Reconciliation of the Provision for Income Taxes (Parenthetical) (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. federal statutory rate	34.00%	34.00%	34.00%	34.00%	35.00%	35.00%	35.00%

Income Taxes - Components of Net Deferred Income Tax Assets and Net Deferred Income Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current deferred tax assets (liabilities):
Accounts receivable	$ 27		$ 515
Inventories	376	(434)	(638)
Accrued expenses and other current liabilities	599	143	(117)
Deferred revenue and customer prepayments	32	1,912	1,917
Other	48	250	(67)
Valuation allowance	(1,082)	(2,049)	(1,984)
Current deferred tax assets (liabilities)		(178)	(374)
Noncurrent deferred tax assets (liabilities):
Net operating loss carryforwards	1,595	431	868
Tax credit carryforwards	436
Property and equipment	962	599	922
Other	25	567	236
Valuation allowance	(3,018)	(1,419)	(1,652)
Noncurrent deferred tax assets (liabilities)		178	374
Net deferred tax assets (liabilities)
Reorganization [Member]
Current deferred tax assets (liabilities):
Accounts receivable		31
Inventories		(40)
Accrued expenses and other current liabilities		562
Deferred revenue and customer prepayments		1,851
Other		10
Valuation allowance		(2,429)
Current deferred tax assets (liabilities)		(15)
Noncurrent deferred tax assets (liabilities):
Net operating loss carryforwards		431
Property and equipment		691
Other		342
Valuation allowance		(1,449)
Noncurrent deferred tax assets (liabilities)		15
Net deferred tax assets (liabilities)

Summary of Changes to Valuation Allowances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Beginning balance	$ 3,636	$ 2,266
Increase to allowance	8	1,290
Foreign currency	(176)	80
Ending balance	$ 3,468	$ 3,636

Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Beginning balance	$ 264	$ 15
Increases related to current year tax positions	146	249	15
Foreign currency	6
Ending balance	$ 416	$ 264	$ 15

Fair Value Measurements - Fair Value of Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses and other current liabilities:
Redeemable preferred units		$ 18,984
Fair Value, Inputs, Level 2 [Member]
Accrued expenses and other current liabilities:
Interest rate swap liability		13	60
Fair Value, Inputs, Level 3 [Member]
Accrued expenses and other current liabilities:
Redeemable preferred units			$ 18,984

Fair Value Measurements - Summary of Changes in Fair Value of Company's Level 3 Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		3 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2013 Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2012 Fair Value, Inputs, Level 3 [Member]
Fair Value Liabilities Measured On Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 18,984					$ 18,984
Realized gains (losses)
Unrealized gains (losses)
Purchases
Sales
Issuances		18,984
Settlements	(18,984)					(18,984)
Transfers into Level 3
Transfers out of Level 3
Ending balance		$ 18,984

Fair Value Measurements - Carrying Values and Fair Values of Other Financial Instruments (Detail) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Jun. 30, 2013 Carrying Value [Member] USD ($)	Dec. 31, 2012 Carrying Value [Member] USD ($)	Dec. 31, 2011 Carrying Value [Member] USD ($)	Jun. 30, 2013 Fair Value [Member] USD ($)	Dec. 31, 2012 Fair Value [Member] USD ($)	Dec. 31, 2011 Fair Value [Member] USD ($)
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Cash and cash equivalents	$ 64,550	$ 2,802		$ 594	$ 3,496	$ 1,021	$ 644	$ 64,550	$ 2,802	$ 3,496	$ 64,550	$ 2,802	$ 3,496
Line of credit		528	400						528			528
Demand note payable to member		8,666							8,666			8,666
Current portion of long-term debt	124	2,028			1,294			124	2,028	1,294	124	2,028	1,294
Current portion of capital and financing leases	507	920						507	920		507	920
Long-term debt - net of current portion	2,146	5,669			4,135			2,146	5,669	4,135	1,854	7,880	6,377
Capital and financing leases - net of current portion	$ 722	$ 1,949						$ 722	$ 1,949		$ 722	$ 1,949

Revenue by Product (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenues	$ 9,230	$ 4,676	$ 17,164	$ 7,398	$ 28,657	$ 15,290	$ 13,440
3D Printing Machines [Member]
Revenue from External Customer [Line Items]
Revenues					15,668	5,406	5,622
3D Printed Parts, Materials, and Other Services [Member]
Revenue from External Customer [Line Items]
Revenues					$ 12,989	$ 9,884	$ 7,818

Customer Concentrations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended						3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2012 Sales Revenue, Net [Member] Customer	Dec. 31, 2011 Sales Revenue, Net [Member] Customer	Dec. 31, 2010 Sales Revenue, Net [Member] Customer	Dec. 31, 2012 Sales Revenue, Net [Member] Minimum [Member]	Dec. 31, 2011 Sales Revenue, Net [Member] Minimum [Member]	Dec. 31, 2010 Sales Revenue, Net [Member] Minimum [Member]	Jun. 30, 2013 Five Most Significant Customers [Member] Customer	Jun. 30, 2012 Five Most Significant Customers [Member] Customer	Jun. 30, 2013 Five Most Significant Customers [Member] Customer	Jun. 30, 2012 Five Most Significant Customers [Member] Customer	Dec. 31, 2012 Five Most Significant Customers [Member]	Dec. 31, 2012 Five Most Significant Customers [Member] Sales Revenue, Net [Member] Customer	Dec. 31, 2011 Five Most Significant Customers [Member] Sales Revenue, Net [Member] Customer	Dec. 31, 2010 Five Most Significant Customers [Member] Sales Revenue, Net [Member] Customer
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Number of customers	0	1	3				5	5	5	5		5	5	5
Revenue concentration, by largest customer				10.00%	10.00%	10.00%	68.40%	50.50%	45.70%	37.60%		31.70%	40.90%	48.70%
Accounts receivable from significant customers							$ 3,528		$ 3,528		$ 1,671

Geographic Information for Revenue (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 9,230	$ 4,676	$ 17,164	$ 7,398	$ 28,657	$ 15,290	$ 13,440
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					7,802	4,587	3,936
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					13,956	5,678	6,909
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					$ 6,899	$ 5,025	$ 2,595

Geographic Information for Long-Lived Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 14,309	$ 12,467	$ 7,919
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		9,592	5,672
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		2,550	1,230
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets		$ 325	$ 1,017

Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Revenue from services to related entities	$ 40	$ 30	$ 88	$ 78	$ 281	$ 210	$ 90
Amount due from related parties					38	396
Payments for services received from related parties	56	40	97	59	149	23	35
Amount due to related parties					$ 47	$ 17

Subsequent Events - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended			6 Months Ended		12 Months Ended			1 Months Ended						1 Months Ended										1 Months Ended
	Mar. 27, 2013 USD ($)	Feb. 12, 2013	Feb. 06, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Feb. 06, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member] ExOne Holding [Member] sqft	Aug. 01, 2013 Subsequent Event [Member] ExOne Holding [Member] USD ($) sqm	Aug. 01, 2013 Subsequent Event [Member] ExOne Holding [Member] EUR (€)	Aug. 14, 2013 Subsequent Event [Member] ExOne Holding [Member] USD ($)	Aug. 14, 2013 Subsequent Event [Member] ExOne Holding [Member] EUR (€)	Mar. 27, 2013 Subsequent Event [Member] Troy Metal Fabricating, LLC [Member] USD ($)	Mar. 27, 2013 Subsequent Event [Member] Troy Metal Fabricating, LLC [Member] Return Of Capital [Member] USD ($)	Mar. 27, 2013 Subsequent Event [Member] Lone Star Metal Fabrication, LLC [Member] USD ($)	Mar. 27, 2013 Subsequent Event [Member] Variable Interest Entities [Member] USD ($)	Feb. 14, 2013 Subsequent Event [Member] Notes Payable, Other Payables [Member] USD ($)	Feb. 06, 2013 Subsequent Event [Member] Common Stock [Member] USD ($)	Jan. 24, 2013 Subsequent Event [Member] 2013 Equity Incentive Plan [Member]	Jan. 24, 2013 Subsequent Event [Member] 2013 Equity Incentive Plan [Member] ISOs [Member] USD ($)	Jan. 23, 2013 Subsequent Event [Member] Dividend Paid [Member] USD ($)	Jan. 01, 2013 Subsequent Event [Member] Deferred Income Tax Charge [Member] USD ($)	Feb. 06, 2013 Subsequent Event [Member] Conversion Of Stock [Member]
Subsequent Event [Line Items]
Conversion of preferred shares into common shares, ratio		9.5																							9.5
Conversion of common units		1,998,275							1,998,275																1,998,275
Net initial deferred tax asset						$ 410																		$ 213
Percentage valuation allowance of net deferred tax asset established						100.00%																		100.00%
Accrued dividend																							1,437
Dividend settled in cash				456																			304
Dividend converted to additional amounts due under the demand note payable																							1,133
Common stock reserved for issuance																					500,000
Description of automatic increases in reserve available each year																					In connection with the adoption of the Plan, 500,000 shares of common stock were reserved for issuance pursuant to the Plan, with automatic increases in such reserve available each year annually on January 1 from 2014 through 2023 equal to the lesser of (i) 3.0% of the total outstanding shares of common stock as of December 31 of the immediately preceding year or (ii) a number of shares of common stock determined by the Board of Directors, provided that the maximum number of shares authorized under the Plan will not exceed 1,992,242 shares, subject to certain adjustments.
Number of Shares authorized																					1,992,242	180,000
IPO offering price			$ 18																	$ 18		$ 18
Awards vesting period																						3 years
Expire date																						Feb 6, 2023
Common stock, initial public offering commencement			6,095,000																	6,095,000
Aggregate offering price				90,371																109,710
Net proceeds of initial public offering			90,371	50,000		50,000														91,996
Offering expenses paid						720														1,600
Payment on demand note payable to member																			9,800
Repayment of tote payable to unrelated party				9,885	(5,479)	(8,629)	(3,939)	(12,290)											300
Payments to acquire assets															1,900	1,400	200
Repayment of outstanding debt	4,700			4,700														4,700
Aggregate amount for purchase											3,900	3,000
Area of real estate property											14,319	14,319
Option expiration date											Dec 31, 2016	Dec 31, 2016
Area of real estate property										150,700
Area of real estate property										27,600
Total estimated cost													$ 20,000	€ 15,400

Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 12, 2013	Feb. 06, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Date of merge with Delaware corporation					Jan 1, 2013
Common stock, initial public offering commencement		6,095,000
Common stock price per share		$ 18
Common stock, new shares sold by Company		5,483,333			5,483,333
Common stock, new shares sold by stockholder		611,667
Net proceeds of initial public offering		$ 90,371			$ 50,000		$ 50,000
Offering costs		712
Net loss			1,120	3,461	2,896	4,956	9,688	7,617	5,180
Unrestricted net proceeds from the sale of its common stock	$ 90,371				$ 91,083

Computation of Net Loss Attributable to ExOne Per Common Share - Additional Information (Detail)	Jun. 30, 2013	Feb. 12, 2013	Feb. 06, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Conversion for common shares				0.58
Conversion of preferred shares into common shares		9.5
Common shares issuance with initial public offering	13,281,608	13,281,608	5,483,333	13,281,608

Acquisition of Net Assets of Variable Interest Entities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 27, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Payments to acquire assets, including property and equipment		$ 1,548	$ 1,518	$ 1,724	$ 1,080	$ 1,795
Repayment of outstanding debt	4,700	4,700
Return of capital		1,400
Property plant and equipment, Carrying value		5,400
Reduction to equity through noncontrolling interest		2,700
Troy Metal Fabricating, LLC [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Payments to acquire assets, including property and equipment		1,900
Lone Star Metal Fabrication, LLC [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Payments to acquire assets, including property and equipment		$ 200

Common Units, Preferred Units, Preferred Stock and Common Stock - Summary of Common Stock Activity (Detail)	1 Months Ended	6 Months Ended
	Feb. 06, 2013	Jun. 30, 2013	Feb. 12, 2013
Equity [Abstract]
Beginning balance		13,281,608	13,281,608
Conversion of common units of The Ex One Company, LLC to common stock of The ExOne Company		5,800,000
Conversion of preferred stock to common stock immediately prior to closing of the initial public offering of The ExOne Company		1,998,275
Initial public offering of The ExOne Company	5,483,333	5,483,333
Ending balance		13,281,608	13,281,608

Equity-Based Compensation - Summary of Total Equity-Based Compensation Expense Recognized for All ISOs and Restricted Stock Awards (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Equity-based compensation expense recognized:
Total equity-based compensation expense before income taxes	$ 200	$ 311
Benefit for income taxes
Total equity-based compensation expense net of income taxes	200	311
ISOs [Member]
Equity-based compensation expense recognized:
Total equity-based compensation expense before income taxes	161	257
Restricted Stock [Member]
Equity-based compensation expense recognized:
Total equity-based compensation expense before income taxes	$ 39	$ 54

Equity-Based Compensation - Summary of Total Equity-Based Compensation Expense Recognized for All ISOs and Restricted Stock Awards (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013
Estimated Fair Value Of Financial Instruments [Line Items]
Benefit for income taxes from equity-based compensation
Valuation Allowance [Member]
Estimated Fair Value Of Financial Instruments [Line Items]
Benefit for income taxes from equity-based compensation		0
Without Valuation Allowance [Member]
Estimated Fair Value Of Financial Instruments [Line Items]
Benefit for income taxes from equity-based compensation	$ 34	$ 51

Equity-Based Compensation - Summary of Fair Value of ISOs Estimated on the Date of Grant Using the Black-Scholes Option (Detail) (USD $)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Weighted average fair value per ISO	$ 11.03
Volatility	68.70%
Average risk-free interest rate	1.07%
Dividend yield	0.00%
Expected term (years)	6 years

Equity-Based Compensation - Summary of Activity for ISOs (Detail) (USD $)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Number of ISOs, outstanding, Beginning Balance
Number of ISOs, granted	180,000
Number of ISOs, forfeited	(5,000)
Number of ISOs, outstanding, Ending Balance	175,000
Number of ISOs, exercisable
Number of ISOs, expected to vest	175,000
Weighted Average Exercise Price, Beginning Balance
Weighted Average Exercise Price, ISOs granted	$ 18
Weighted Average Exercise Price, ISOs forfeited	$ 18
Weighted Average Exercise Price, Ending Balance	$ 18
Weighted Average Exercise Price, ISOs exercisable
Weighted Average Exercise Price, ISOs expected to vest	$ 18
Weighted Average Grant Date Fair Value, Beginning Balance
Weighted Average Grant Date Fair Value, ISOs granted	$ 11.03
Weighted Average Grant Date Fair Value, ISOs forfeited	$ 11.03
Weighted Average Grant Date Fair Value, Ending Balance	$ 11.03
Weighted Average Grant Date Fair Value, ISOs exercisable
Weighted Average Grant Date Fair Value, ISOs expected to vest	$ 11.03

Equity-Based Compensation - Summary of Activity for Restricted Stock Awards (Detail) (Restricted Stock [Member], USD $)	6 Months Ended
Jun. 30, 2013
Restricted Stock [Member]
Shares of Restricted Stock
Number of Restricted Shares, outstanding, Beginning Balance
Number of Restricted Shares, granted	20,000
Number of Restricted Shares, forfeited
Number of Restricted Shares, outstanding, Ending Balance	20,000
Number of Restricted Shares, vested
Number of Restricted Shares, expected to vest	20,000
Weighted Average Grant Date Fair Value, Beginning Balance
Weighted Average Grant Date Fair Value, granted	$ 23.26
Weighted Average Grant Date Fair Value, forfeited
Weighted Average Grant Date Fair Value, Ending Balance	$ 23.26
Weighted Average Grant Date Fair Value, vested
Weighted Average Grant Date Fair Value, expected to vest	$ 23.26